                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
--------------------------------------------------------------------------------
        (Address of principal executive offices)        (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:            08-31
                              --------------------------------------------------

Date of reporting period:           02-29-2008
                              --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
FEBRUARY 29, 2008

[american century investments logo and text logo]

AMERICAN CENTURY INVESTMENTS

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA TAX-FREE BOND FUND

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® California
Tax-Free Money Market and California Tax-Free Bond funds for the six months ended February 29, 2008. I am honored to be addressing you in the "Our
Message" space long devoted to company founder Jim Stowers, Jr. and his son
Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final move in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments®, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas
Jonathan Thomas

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  36
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  37

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed-Income

VOLATILITY REIGNS

The six months ended February 29, 2008, were characterized by remarkable volatility in the traditionally serene municipal bond market. That volatility is a result of the fallout from the subprime credit crunch, which is weighing on the economy and hurting the bond insurers and large investors that typically participate in the municipal market. To restore liquidity and confidence in the financial system, the Federal Reserve took a series of extraordinary steps, slashing interest rates and acting as a lender of last resort for major banks.

Looking at U.S. economic growth, the bursting housing bubble weighed on consumer spending and confidence, leading many economists to suggest that the economy is already in recession. But even as growth slowed, higher commodity prices (led by oil) meant inflation increased -- the rate of inflation for all of 2007 was the highest since 1990, as measured by the government's consumer price index.

HISTORIC UNDERPERFORMANCE

The volatility, credit, and liquidity concerns in the market all favored the safest Treasury securities over municipals and other credit-sensitive bonds.
In addition, the health of municipal bond insurers was called into question as a result of exposure to subprime losses in other parts of their business.
What's more, many large institutions and hedge funds were forced sellers of long-term municipal bonds because of margin calls. As a result, the six months saw the greatest underperformance of municipal bonds relative to Treasury bonds in history.

However, not all segments of the municipal market were affected equally (see the accompanying table). Long-term and lower-quality municipals had negative results, while high-quality, short-term bonds had positive returns.

It's worth pointing out that municipal bonds historically have been an exceptionally safe investment, with low default rates compared with other credit-sensitive bonds, and the underperformance was more of a technical
(supply and demand) story than an underlying credit quality story. Indeed, we believe the current environment represents an attractive buying opportunity for investors with a long-term investment horizon able to ride out the current volatility.

U.S. Fixed-Income Total Returns
For the six months ended February 29, 2008*
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                              -0.60%
3-Year Municipal Bond                        3.28%
5-Year General Obligation (GO)               2.98%
Long-Term Municipal Bond                    -5.21%
Non-Investment-Grade                        -5.03%
TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index         5.67%
Lehman Brothers U.S. Treasury Index          8.40%
3-Month Treasury Bill                        2.21%
10-Year Treasury Note                       10.25%

*Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
California Tax-Free Money Market

Total Returns as of February 29, 2008
                                                     Average Annual Returns
                                                                        Since     Inception
                        6 months(1)   1 year     5 years   10 years   Inception     Date
CALIFORNIA
TAX-FREE
MONEY MARKET             1.44%(2)    3.08%(2)     1.94%      2.15%      3.14%      11/9/83

LIPPER CALIFORNIA
TAX-EXEMPT MONEY
MARKET FUNDS
AVERAGE RETURNS(3)         1.33%       2.91%      1.83%      2.02%     3.25%(4)      --

Fund's Lipper Ranking
as of 2/29/08(3)         19 of 70    16 of 62   20 of 56    7 of 38   2 of 2(4)      --

Fund's Lipper Ranking
as of 3/31/08(3)         16 of 70    16 of 62   17 of 56    7 of 38   2 of 2(4)      --

(1) Total returns for periods less than one year are not annualized.

(2) Fund returns would have been lower if American Century had not voluntarily waived a portion of its management fees.

(3) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.
  Lipper Rankings - Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 11/30/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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3

PORTFOLIO COMMENTARY
California Tax-Free Money Market

Lead Portfolio Manager: Todd Pardula
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

California Tax-Free Money Market returned 1.44%* for the six months ended
February 29, 2008, outpacing the 1.33% average return of the 70 funds in
Lipper Inc.'s California Tax-Exempt Money Market Funds category. The fund maintained its solid performance run, finishing the period ranked among the top 27% of the Lipper peer group. This performance is particularly noteworthy, because unlike many of our peers, we do not own any securities subject to the federal alternative minimum tax (AMT). AMT securities typically offer higher yields.

FUND'S YIELD DECLINED

California Tax-Free Money Market's seven-day current yield fell from 3.47% to
2.45% during the six months. What this broader decline masks, though, is the dramatic jump in the portfolio's yield during the final days of the reporting period. The portfolio's seven-day current yield fell to a low of 1.24% on
February 20, 2008, before jumping 121 basis points in the period's final seven trading days. This was due to selling of municipal floating-rate securities by investors switching to higher-yielding taxable securities, combined with brokers/dealers setting the floaters at attractive rates to avoid carrying them over month end.

MUNI MARKET FALLOUT FROM CREDIT CRUNCH

The write-downs of subprime-backed securities and investment vehicles led to negative ratings outlooks and downgrades for several municipal bond insurers.
Although some securities within our portfolio were insured by these companies, the ratings of our insurers remained largely intact. More important, we strongly believe the underlying securities are of high credit quality even without the insurance.

The city of Vallejo, Calif., made headlines during the reporting period, as fiscal mismanagement pushed the city to the brink of bankruptcy. Although the portfolio held securities issued by Vallejo, our notes were backed by letters of credit (LOC) from major banks, a standard practice we use to protect fund shareholders. The city avoided bankruptcy, but if it had defaulted on its debt, the banks providing the LOC would have assumed responsibility for the full and timely repayment of interest and principal.

An additional challenge for muni investors came late in the period, after hedge funds and other highly-leveraged investors had to sell billions of dollars in municipal securities to cover outflows and meet margin calls. The resulting supply/demand imbalance caused municipal ratios to rise to historic levels. In particular, yields on short-term auction-rate securities (ARS)
skyrocketed into double digits, due to sudden

Yields as of February 29, 2008(1)
7-Day Current Yield
                                   2.45%
7-Day Effective Yield
                                   2.48%
7-Day Tax-Equivalent Current Yields(2)
31.98% Tax Bracket                 3.60%
34.70% Tax Bracket                 3.75%
39.23% Tax Bracket                 4.03%
41.05% Tax Bracket                 4.16%

(1) The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 7-day yields would have been lower.

(2) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.

------
4

California Tax-Free Money Market

illiquidity amid concerns about ratings downgrades for certain bond insurers backing the securities, as well as dealers unwilling to bid for stocks because of their capital constraints. Although certain dealers have marketed ARS to individual retail investors as cash equivalents and money market alternatives, those characterizations are untrue. There are no ARS in any of our money market funds, because they are not money-market-fund-eligible securities.

PORTFOLIO STRATEGY

Overall, we continued to emphasize floating-rate notes, which afforded us the flexibility to capture periodic rate spikes while maintaining liquidity. Our emphasis on floating-rate securities accounted for the fund's outperformance during the period.

The fund's weighted average maturity steadily declined during the six months.
The portfolio started the reporting period with a weighted average maturity of
31 days, and it ended the period with an average maturity of 20 days.
Typically, in a falling-rate environment we would look to limit our exposure to floaters and extend the portfolio's weighted average maturity, to capture the relatively higher yields on longer-term securities. But, with the continued fallout from the credit markets combined with the uncertainty of the markets the portfolio remained relatively short, as we preferred the "comfort"
of liquidity.

OUTLOOK

We believe U.S. economic growth will weaken further, and expect short-term tax-exempt rates to decline. As waves from the bursting housing and credit bubble continue to ripple through the economy and markets, it's clear liquidity and professional risk management are more important than ever to investors. American Century has proven time and again to be a skilled risk identifier and risk manager.

Portfolio Composition by Credit Rating
                          % of fund       % of fund
                         investments     investments
                            as of           as of
                           2/29/08         8/31/07
A-1+                         75%             73%
A-1                          25%             27%

Portfolio Composition by Maturity
                          % of fund       % of fund
                         investments     investments
                            as of           as of
                           2/29/08         8/31/07
1-30 days                    90%             91%
31-90 days                    1%             2%
91-180 days                   9%             --
More than 180 days            --             7%

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5

SCHEDULE OF INVESTMENTS
California Tax-Free Money Market

FEBRUARY 29, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 98.8%

CALIFORNIA -- 98.8%

   $ 5,675,000  ABAG Finance Auth. for Nonprofit Corps. COP,
                (Lucile Salter Packard Children's Hospital at
                Stanford), VRDN, 4.00%, 3/5/08 (Ambac) (SBBPA:
                Bayerische Landesbank)                                 $ 5,675,000
     2,000,000  ABAG Finance Auth. for Nonprofit Corps.
                Multifamily Housing Rev., Series 2002 A, (The
                Arbors Apartments), VRDN, 2.85%, 3/5/08 (FNMA)
                (LIQ FAC: FNMA)                                          2,000,000
     5,270,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (Francis Parker School), VRDN, 3.10%, 3/6/08 (LOC:
                Bank of New York)                                        5,270,000
     2,945,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (Institute Defense Analyses), VRDN, 6.00%, 3/6/08
                (Ambac) (SBBPA: Wachovia Bank N.A.)                      2,945,000
     5,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev., (The
                Thacher School), VRDN, 3.07%, 3/6/08 (SBBPA:
                Keybank, N.A.)                                           5,000,000
     4,950,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                Series 2006 A, (Elder Care Alliance of San
                Francisco), VRDN, 2.93%, 3/6/08 (LOC: Citibank
                N.A.)                                                    4,950,000
     7,890,954  ABN AMRO Leasetops Certificates Trust Rev., Series
                2003-1, VRDN, 3.30%, 3/6/08 (Ambac) (SBBPA: ABN
                AMRO Bank N.V.) (Acquired 1/29/03, Cost
                $7,890,954)(1)                                           7,890,954
     5,000,000  ABN AMRO Munitops Certificate Trust GO, VRDN,
                3.81%, 5/1/08 (CIFG-TCRS) (SBBPA: Bank of America
                N.A.)                                                    5,000,000
     1,800,000  ABN AMRO Munitops Certificate Trust Rev., Series
                2003-17, VRDN, 3.96%, 3/6/08 (MBIA) (SBBPA: ABN
                AMRO Bank N.V.)                                          1,800,000

Principal Amount                                                             Value

   $ 7,800,000  ABN AMRO Munitops Certificate Trust Rev., Series
                2006-11, VRDN, 3.96%, 3/6/08 (MBIA) (SBBPA: Bank
                of America N.A.) (Acquired 3/28/06-2/29/08, Cost
                $7,800,000)(1)                                         $ 7,800,000
     4,000,000  ABN AMRO Munitops Certificate Trust Rev., Series
                2006-19, VRDN, 3.96%, 3/6/08 (MBIA) (SBBPA: ABN
                AMRO Bank N.V.) (Acquired 2/25/08, Cost
                $4,000,000)(1)                                           4,000,000
     2,000,000  Alameda-Contra Costa Schools Financing Auth. COP,
                Series 2003 L, (Capital Improvement Financing),
                VRDN, 3.16%, 3/6/08 (LOC: Bank of Nova Scotia)           2,000,000
     4,040,000  Apple Valley COP, (Public Facilities Financing),
                VRDN, 3.18%, 3/6/08 (LOC: Union Bank of California
                and California State Teacher's Retirement)               4,040,000
    10,635,000  Auburn Union School District COP, VRDN, 2.85%,
                3/6/08 (FSA) (SBBPA: Dexia Credit Local)                10,635,000
     7,500,000  Austin Trust Various States Tax Allocation Rev.,
                Series 2007-1029, (Rancho Cucamonga), VRDN, 3.96%,
                3/6/08 (MBIA) (LIQ FAC: Bank of America, N.A.)
                (Acquired 2/27/08, Cost $7,500,000)(1)                   7,500,000
     2,300,000  Barstow Multifamily Housing Rev., (Desert Vista
                Apartments), VRDN, 2.88%, 3/5/08 (LOC: FHLB)             2,300,000
     7,000,000  California Community College Financing Auth. Tax &
                Rev. Anticipation Notes, Series 2007 A, (Community
                College League), 4.50%, 6/30/08 (FSA)                    7,018,523
     1,475,000  California Department of Water Resources Power
                Supply Rev., Series 2002 B2, VRDN, 3.65%, 3/3/08
                (LOC: BNP Paribas)                                       1,475,000
     2,400,000  California Economic Development Financing Auth.
                Rev., (Volk Enterprises Inc.), VRDN, 2.85%, 3/6/08
                (LOC: Bank One N.A.) (Acquired 3/8/04-8/21/07,
                Cost $2,400,000)(1)                                      2,400,000

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6

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 3,580,000  California Economic Recovery Rev., Series 2004 C1,
                VRDN, 3.63%, 3/3/08 (SBBPA: Landesbank
                Baden-Wuerttemberg)                                    $ 3,580,000
     1,320,000  California Economic Recovery Rev., Series 2004
                C16, VRDN, 2.80%, 3/5/08 (FSA) (SBBPA: Dexia
                Credit Local)                                            1,320,000
     7,605,000  California Educational Facilities Auth. Rev.,
                Series 2002 B, (Art Center Design College), VRDN,
                2.95%, 3/6/08 (LOC: Allied Irish Bank plc)               7,605,000
     2,125,000  California Educational Facilities Auth. Rev.,
                Series 2008-2495, VRDN, 3.41%, 3/6/08 (LIQ FAC:
                JPMorgan Chase Bank N.A.) (Acquired 1/31/08, Cost
                $2,125,000)(1)                                           2,125,000
     5,060,000  California Enterprise Development Auth. Rev.,
                (Community Hospice Inc.), VRDN, 3.18%, 3/6/08
                (LOC: Bank of New York)                                  5,060,000
    13,000,000  California GO, (Revenue Anticipation Notes),
                4.00%, 6/30/08                                          13,026,585
     5,000,000  California GO, Series 2003 C3, VRDN, 3.15%, 3/6/08
                (LOC: Landesbank Hessen-Thuringen Girozentrale,
                Bank of America N.A. and Bank of Nova Scotia)            5,000,000
       200,000  California GO, Series 2003 C4, VRDN, 2.86%, 3/6/08
                (LOC: Landesbank Hessen-Thuringen Girozentrale,
                Bank of America N.A., and Bank of Nova Scotia)             200,000
       750,000  California GO, Series 2004 A9, (Weekly
                Kindergarten University), VRDN, 2.86%, 3/6/08
                (LOC: Citibank N.A. and California State Teacher's
                Retirement)                                                750,000
     6,500,000  California Health Facilities Financing Auth. Rev.,
                Series 2006 C, (Kaiser Permanente), VRDN, 2.86%,
                3/5/08                                                   6,500,000
     3,905,000  California Housing Finance Agency Rev., Series
                2000 D, (Multi-Family Housing), VRDN, 3.65%,
                3/3/08 (GO of Agency) (SBBPA: Landesbank
                Hessen-Thuringen Girozentrale and California State
                Teacher's Retirement)                                    3,905,000

Principal Amount                                                             Value

   $ 4,000,000  California Infrastructure & Economic Development
                Bank Rev., (Academy of Motion Picture Arts and
                Sciences Obligated Group), VRDN, 6.00%, 3/6/08
                (Ambac) (SBBPA: JPMorgan Chase Bank)                   $ 4,000,000
     3,000,000  California Infrastructure & Economic Development
                Bank Rev., (Country Schools), VRDN, 3.18%, 3/6/08
                (LOC: Bank of New York)                                  3,000,000
     4,450,000  California Infrastructure & Economic Development
                Bank Rev., (Humane Society), VRDN, 3.20%, 3/6/08
                (LOC: Comercia Bank)                                     4,450,000
     2,830,000  California Infrastructure & Economic Development
                Bank Rev., (Rural Community Assistance), VRDN,
                3.20%, 3/6/08 (LOC: Bank of the West)                    2,830,000
     3,400,000  California Infrastructure & Economic Development
                Bank Rev., (St. Margaret's Episcopal School),
                VRDN, 3.10%, 3/6/08 (LOC: Allied Irish Bank plc)         3,400,000
     3,805,000  California Infrastructure & Economic Development
                Bank Rev., Series 2003 A, VRDN, 2.85%, 3/6/08
                (LOC: Wells Fargo Bank, N.A.)                            3,805,000
     4,000,000  California Infrastructure & Economic Development
                Bank Rev., Series 2007 A, (Tobinworld), VRDN,
                3.20%, 3/6/08 (LOC: Comerica Bank)                       4,000,000
     8,000,000  California School Cash Reserve Program Auth. COP,
                Series 2007 A, (2007-2008 TRANS), 4.25%, 7/1/08
                (Ambac) (GIC: Citigroup Financial Products)              8,016,195
     4,975,000  California State University Rev., Series
                2006-1435, VRDN, 4.00%, 3/6/08 (MBIA) (LIQ FAC:
                JPMorgan Chase & Co.) (Acquired 2/21/08, Cost
                $4,975,000)(1)                                           4,975,000
     9,480,000  California Statewide Communities Development Auth.
                Rev., (Gemological Institute of America, Inc.),
                VRDN, 5.00%, 3/6/08 (Ambac) (SBBPA: Bank of New
                York)                                                    9,480,000

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7

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 1,000,000  California Statewide Communities Development Auth.
                Rev., (Goodwill of Santa Cruz), VRDN, 2.99%,
                3/6/08 (LOC: Wells Fargo Bank N.A.)                    $ 1,000,000
     3,000,000  California Statewide Communities Development Auth.
                Rev., (House Ear Institute), VRDN, 3.30%, 3/6/08
                (LOC: City National Bank)                                3,000,000
     7,000,000  California Statewide Communities Development Auth.
                Rev., Series 2003 D, (Kaiser Permanente), VRDN,
                3.17%, 3/5/08                                            7,000,000
    12,500,000  California Statewide Communities Development Auth.
                Rev., Series 2004 M (Kaiser Permanente), VRDN,
                2.86%, 3/5/08                                           12,500,000
     3,900,000  California Statewide Communities Development Auth.
                Rev., Series 2006 A, (National Center for
                International Schools), VRDN, 2.95%, 3/6/08 (LOC:
                Allied Irish Bank plc)                                   3,900,000
     5,000,000  California Statewide Communities Development Auth.
                Rev., Series 2007 A, (Western University of Health
                Sciences), VRDN, 2.95%, 3/6/08 (LOC: Bank of New
                York, BNP Paribas and Allied Irish Bank plc)             5,000,000
     3,350,000  City of Fremont COP, (Building & Equipment
                Financing), VRDN, 2.85%, 3/6/08 (LOC: KBC Bank
                N.V.)                                                    3,350,000
       300,000  City of Hanford Sewer System Rev., Series 1996 A,
                VRDN, 3.27%, 3/6/08 (LOC: Union Bank of California
                N.A.)                                                      300,000
     6,040,000  City of Moreno Valley COP, (1997 City Hall
                Refinancing), VRDN, 3.18%, 3/6/08 (LOC: Union Bank
                of California N.A. and California State Teacher's
                Retirement System)                                       6,040,000
       900,000  City of Novato Rev., (Nova-Ro III Senior Housing),
                VRDN, 3.11%, 3/6/08 (LOC: Bank of the West)                900,000
    11,420,000  City of Reedley COP, VRDN, 3.14%, 3/6/08 (LOC:
                U.S. Bank N.A.)                                         11,420,000
     4,700,000  City of San Jose Rev., Series 1985 B, (Foxchase),
                VRDN, 3.05%, 3/6/08 (LOC: FNMA)                          4,700,000

Principal Amount                                                             Value

   $ 5,915,000  City of Vallejo COP, (Golf Course Facilities
                Financing), VRDN, 4.00%, 3/6/08 (LOC: Union Bank
                of California N.A.)                                    $ 5,915,000
     1,995,000  City of Vallejo COP, VRDN, 4.00%, 3/6/08 (LOC:
                California State Teacher's Retirement)                   1,995,000
    17,185,000  City of Vallejo COP, VRDN, 4.00%, 3/6/08 (LOC:
                Union Bank of California N.A.)                          17,185,000
     5,800,000  City of Vallejo Rev., Series 2001 A, VRDN, 3.19%,
                3/5/08 (LOC: JPMorgan Chase Bank)                        5,800,000
    20,350,000  City of Whittier Rev., (Whittier College), VRDN,
                3.15%, 3/6/08 (RADIAN) (SBBPA: Keybank, N.A. and
                Bank of New York)                                       20,350,000
     7,000,000  Coachella Valley Unified School District COP,
                VRDN, 3.05%, 3/6/08 (FSA) (SBBPA: Dexia Credit
                Local)                                                   7,000,000
     5,000,000  Delano COP, (Delano Regional Medical Center),
                VRDN, 3.15%, 3/6/08 (LOC: Comerica Bank)                 5,000,000
     9,420,000  Deutsche Bank SPEARs/LIFERs Trust Various States,
                Series 2006 DB-416, VRDN, 3.26%, 3/6/08 (MBIA)
                (LIQ FAC: Deutsche Bank AG) (Acquired 10/18/07,
                Cost $9,420,000)(1)                                      9,420,000
     8,120,000  Deutsche Bank SPEARs/LIFERs Trust Various States,
                Series 2007 DB-382, VRDN, 3.18%, 3/6/08 (MBIA)
                (LIQ FAC: Deutsche Bank AG) (Acquired 12/10/07,
                Cost $8,120,000)(1)                                      8,120,000
     7,700,000  Diamond Bar Public Financing Auth. Lease Rev.,
                Series 2002 A, (Community/Senior Center), VRDN,
                2.95%, 3/5/08 (LOC: Union Bank of California N.A.)       7,700,000
     5,375,000  El Monte COP, Series 2003 A, (Community
                Improvement), VRDN, 3.18%, 3/6/08 (LOC: California
                State Teacher's Retirement)                              5,375,000
     3,530,000  Golden State Tobacco Securitization Corp.
                Settlement Rev., (PA 1236), VRDN, 3.18%, 3/6/08,
                Prerefunded at 100% of Par (LIQ FAC: Merrill Lynch
                Capital Services, Inc.) (Acquired 1/15/04, Cost
                $3,530,000)(1)                                           3,530,000

------
8

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 2,145,000  Hercules Redevelopment Agency Tax Allocation Rev.,
                Series 2007A, 4.00%, 8/1/08 (Ambac)                    $ 2,152,876
     3,085,000  Hesperia Unified School District COP, (2004
                Interim School Facility Funding Program), VRDN,
                3.30%, 3/6/08 (FSA) (SBBPA: Dexia Credit Local)          3,085,000
    34,620,000  Inland Valley Development Agency Tax Allocation
                Rev., VRDN, 3.25%, 3/5/08 (LOC: California State
                Teacher's Retirement)                                   34,619,999
     5,165,000  JPMorgan Chase & Co. PUTTERs Trust GO, Series
                2007-1710P, VRDN, 3.91%, 3/6/08 (FSA) (LIQ FAC:
                JPMorgan Chase Bank) (Acquired 1/18/08, Cost
                $5,165,000)(1)                                           5,165,000
    13,020,000  Long Beach Unified School District COP, VRDN,
                5.10%, 3/6/08 (Ambac) (SBBPA: Dexia Credit Local)       13,020,000
       900,000  Los Angeles COP, Series 2006 A, (Notre Dame High
                School), VRDN, 3.10%, 3/6/08 (LOC: Allied Irish
                Bank plc)                                                  900,000
    14,000,000  Los Angeles Tax & Rev. Anticipation Notes GO,
                4.50%, 6/30/08                                          14,037,516
     5,000,000  Los Angeles Unified School District GO, Series
                2007 H, (Election of 2004), 5.00%, 7/1/08                5,022,704
     7,000,000  Orange County Apartment Redevelopment Rev., Series
                1992 C, (Pointe Niguel), VRDN, 2.80%, 3/6/08
                (FHLMC)                                                  7,000,000
     1,000,000  Palm Desert Community Facilities District No. 91-1
                Special Tax Rev., (Indian Ridge Public
                Improvements), 4.00%, 10/1/08 (FSA)                      1,005,136
     5,245,000  Pasadena Electric Rev., VRDN, 4.40%, 3/6/08 (MBIA)
                (SBBPA: Merrill Lynch Capital Services, Inc.)
                (Acquired 2/28/08, Cost $5,245,000)(1)                   5,245,000
     7,000,000  Puttable Floating Option Tax-Exempt Receipts,
                (California Statewide Communities Development
                Auth.), VRDN, 3.26%, 3/6/08 (GNMA) (LIQ FAC:
                Merrill Lynch Capital Services) (Acquired 3/29/07,
                Cost $7,000,000)(1)                                      7,000,000

Principal Amount                                                             Value

   $13,970,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 3.18%, 3/6/08 (FSA) (LIQ FAC: Dexia Credit
                Local) (Acquired 5/16/07-5/30/07, Cost
                $13,970,000)(1)                                       $ 13,970,000
     3,480,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 3.18%, 3/6/08 (FSA) (LIQ FAC: Merrill Lynch
                & Co.) (Acquired 12/27/07, Cost $3,480,000)(1)           3,480,000
     2,400,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 3.18%, 3/6/08 (LOC: Dexia Credit Local)            2,400,000
     5,000,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 3.18%, 3/6/08 (LOC: Dexia Credit Local)            5,000,000
     6,370,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 3.26%, 3/6/08 (FSA) (LIQ FAC: Merrill Lynch
                Capital Services, Inc.) (Acquired 11/8/07, Cost
                $6,370,000)(1)                                           6,370,000
     3,000,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 4.24%, 3/6/08 (MBIA) (LIQ FAC: Merrill Lynch
                Capital Services, Inc.) (Acquired 1/8/08, Cost
                $3,000,000)(1)                                           3,000,000
     5,915,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 4.36%, 3/6/08 (MBIA) (LIQ FAC: Merrill Lynch
                Capital Services, Inc.) (Acquired 12/10/07, Cost
                $5,915,000)(1)                                           5,915,000
     4,330,000  San Bernardino County Multifamily Housing Auth.
                Rev., Series 1993 A, (Rialto Heritage), VRDN,
                3.20%, 3/6/08 (LOC: FHLB)                                4,330,000
     4,590,000  San Diego County COP, (Friends of Chabad), VRDN,
                2.95%, 3/6/08 (LOC: Comerica Bank)                       4,590,000
     3,800,000  San Diego County COP, VRDN, 3.14%, 3/6/08 (LOC:
                Comerica Bank)                                           3,800,000
     7,560,000  San Francisco City & County Redevelopment Agency
                Community Facilities District No. 4 Rev., VRDN,
                3.10%, 3/6/08 (LOC: Bank of America N.A.)                7,560,000

------
9

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 1,300,000  San Francisco City & County Redevelopment Agency
                Rev., (South Harbor), VRDN, 3.25%, 3/6/08 (LOC:
                Dexia Credit Local)                                    $ 1,300,000
     4,050,000  Sequoia Union High School District GO, VRDN,
                3.26%, 3/6/08 (FSA) (LIQ FAC: Merrill Lynch
                Capital Services) (Acquired 8/6/07, Cost
                $4,050,000)(1)                                           4,050,000
     5,265,000  Sonoma County Junior College District GO, Series
                2007 D19, VRDN, 3.38%, 3/5/08 (MBIA) (SBBPA:
                Wachovia Bank N.A.)                                      5,265,000
    10,270,000  Sunnyvale COP, Series 2001 A, (Government Center
                Site Acquisition), VRDN, 5.00%, 3/6/08 (Ambac)
                (SBBPA: First Union National Bank)                      10,270,000
     5,200,000  Three Valleys Municipal Water District COP,
                (Miramar Water Treatment, Water Transmission and
                Hydroelectric Generating Facilities), VRDN, 2.80%,
                3/5/08 (LOC: Wells Fargo Bank N.A)                       5,200,000
       900,000  Triunfo County Sanitation District Rev., VRDN,
                3.21%, 3/5/08 (LOC: BNP Paribas)                           900,000
       550,000  Tustin Improvement Reassessment District No. 95-2
                Special Assessment, Series 1996 A, (Tustin Ranch),
                VRDN, 2.89%, 3/3/08 (LOC: Bank of New York)                550,000

Principal Amount                                                             Value

   $ 1,100,000  University of California Rev., Series 2008-2475,
                VRDN, 3.41%, 3/6/08 (LIQ FAC: JPMorgan Chase Bank
                N.A.) (Acquired 1/31/08, Cost $1,100,000)(1)           $ 1,100,000
     2,975,000  Victor Valley Community College District COP,
                VRDN, 3.16%, 3/6/08 (LOC: BNP Paribas and Union
                Bank of California N.A.)                                 2,975,000
    25,000,000  Victorville Joint Powers Financing Auth. Lease
                Rev., Series 2007 A, (Cogeneration Facility),
                VRDN, 3.18%, 3/6/08 (LOC: Fortis Bank SA N.V.)          25,000,000
     8,045,000  Western Placer Unified School District COP, VRDN,
                2.90%, 3/6/08 (LOC: Bank of America N.A.)                8,045,000
     3,550,000  William S. Hart Union High School District COP,
                (School Facility Bridge Funding), VRDN, 2.85%,
                3/6/08 (FSA) (SBBPA: First Union National Bank)          3,550,000
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 98.8%                                   570,100,488
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                     6,983,078
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $577,083,566
                                                                      ============

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

CIFG-TCRS = CDC IXIS Financial Guaranty North America -- Transferable
Custodial Receipts

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GNMA = Government National Mortgage Association

GO = General Obligation

LIFERs = Long Inverse Floating Exempt Receipts

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

PUTTERs = Puttable Tax-Exempt Receipts

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

SPEARs = Short Puttable Exempt Adjustable Receipts

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2008, was
$113,055,954, which represented 19.6% of total net assets. None of the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------
10

PERFORMANCE
California Tax-Free Bond

Total Returns as of February 29, 2008
                                                      Average Annual Returns
                          6                                              Since     Inception
                          months(1)    1 year     5 years    10 years  Inception      Date
CALIFORNIA
TAX-FREE BOND               0.70%       0.40%      2.59%      3.98%      5.74%      11/9/83

LEHMAN BROTHERS
5-YEAR GO INDEX             2.98%       4.60%      3.10%      4.47%     6.35%(2)       --

LIPPER CALIFORNIA
INTERMEDIATE MUNICIPAL
DEBT FUNDS AVERAGE
RETURNS(3)                  -0.15%     -0.38%      2.27%      3.89%     5.75%(4)       --

Fund's Lipper Ranking
as of 2/29/08(3)              --      18 of 43    12 of 39   9 of 18   1 of 1(4)       --

Fund's Lipper Ranking
as of 3/31/08(3)              --      18 of 43    12 of 39   8 of 18   1 of 1(4)       --

(1) Total returns for periods less than one year are not annualized.

(2) Since 10/31/83, the date nearest the fund's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.
  Lipper Rankings - Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

California Tax-Free Bond

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1998

One-Year Returns Over 10 Years
Periods ended February 28 (except as noted)
                      1999    2000*     2001    2002    2003   2004*    2005    2006   2007   2008*

California
Tax-Free Bond        5.46%    -0.84%   10.17%   5.98%  6.54%   4.58%   1.05%   2.81%   4.17%  0.40%

Lehman Brothers
5-Year GO Index      5.72%    0.09%     9.51%   6.75%  7.50%   4.66%   0.64%   2.04%   3.60%  4.60%

*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

PORTFOLIO COMMENTARY
California Tax-Free Bond

Lead Portfolio Manager: Alan Kruss
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

California Tax-Free Bond returned 0.70%* for the six months ended February 29,
2008. By comparison, the Lehman Brothers 5-Year General Obligation (GO) Index
returned 2.98%. For the same period, the California Intermediate Municipal
Debt Funds tracked by Lipper had an average return of -0.15%. See page 11 for additional performance comparisons.

The portfolio's absolute return reflected the difficult investment climate for municipal bonds over the last six months (see the Market Perspective on page
2). The fund and Lipper group average underperformed the Lehman Index because short-term general obligation bonds, whose performance the index measures, were the best-performing segment of the market. In terms of contribution to the portfolio's return, our holdings in insured bonds limited results, while our duration and yield curve position helped performance.

INSURED BONDS LAGGED

A key factor limiting the portfolio's return was our exposure to insured bonds, which made up more than 60% of assets at the end of February. We held a large position in insured bonds because we spent much of 2007 trading up in credit quality in anticipation of an economic slowdown. Though our economic call was correct, these securities underperformed because of concern that losses on subprime loans in other parts of the bond insurers' business would affect the backing they provide for many municipal bonds.

It's important to point out that the credit rating of the bond insurers has no effect on the underlying quality of the municipal bonds they insure, and that the municipal market has historically been an exceptionally safe investment with default rates much lower than on taxable bonds. What's more, our experienced municipal credit research team performs a thorough review of all the bonds we purchase. As a result, we have faith in the underlying credit quality of the bonds in the portfolio.

So, while the underperformance of insured bonds made for a painful six months, it provided us with some attractive buying opportunities. For example, we were able to add insured bonds with yields equal to or greater than comparable uninsured securities -- in other words, we effectively got the insurance for free.

Portfolio at a Glance
                                   As of       As of
                                  2/29/08     8/31/07
Weighted Average Maturity        7.3 years   7.3 years
Average Duration (Modified)      5.4 years   5.0 years

Yields as of February 29, 2008
30-Day SEC Yield
                                         3.18%
30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket                       4.68%
34.70% Tax Bracket                       4.87%
39.23% Tax Bracket                       5.23%
41.05% Tax Bracket                       5.39%

(1) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*Total returns for periods less than one year are not annualized.

------
13

California Tax-Free Bond

DURATION, CURVE POSITION HELPED

We typically manage the portfolio's duration (price sensitivity to interest rate changes) conservatively, keeping it in a narrow band around that of our benchmark, preferring to add value through individual security selection and credit research. During the last six months, we kept duration slightly short of our benchmark because of our concern about the dislocations in the market.
Having a relatively short duration limited our losses as the market sold off.

In addition, we added return by positioning the portfolio for a steeper yield curve. We did that by reducing our allocation to long-term bonds, which underperformed, and increasing our exposure to intermediate-term municipals.
In the municipal market, the difference in yield between two- and 10-year notes went from 42 to 132 basis points (a basis point equals 0.01%) during the period.

Similarly, we helped performance relative to the index and peer group by virtue of a yield curve steepening bias we had in place using two- and 10-year
Treasury futures contracts. A number of rate cuts by the Federal Reserve drove down short-term yields, pushing the difference in yield on two- and 10-year
Treasuries from 43 to 210 basis points.

OUTLOOK

"We think it's reasonable to expect more volatility in the municipal market near term," explained Steven Permut, "because hedge fund deleveraging is likely to continue and many short-term, variable-rate notes are being repackaged as long-term bonds. However," Permut continued, "we believe this is a much better buying than selling window for long-term investors, because municipal bonds are so attractive compared with fully taxable investments. In that sort of environment, we're likely to continue to manage duration conservatively and look for opportunities to add attractively valued securities trading at temporarily depressed levels."

Portfolio Composition by Credit Rating
                        % of fund         % of fund
                       investments       investments
                          as of             as of
                         2/29/08           8/31/07
AAA                        65%               69%
AA                         10%               2%
A                           7%               7%
BBB                        14%               14%
Not Rated                   4%               8%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of February 29, 2008
                                          % of fund
                                         investments
General Obligation (GO)                      22%
Prerefunded                                  18%
Certificate of Participation
(COPs)/Leases                                10%
Special Tax Revenue                          10%
Electric Revenue                             9%

------
14

SCHEDULE OF INVESTMENTS
California Tax-Free Bond

FEBRUARY 29, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 97.3%

CALIFORNIA -- 89.8%
    $ 5,565,000  Acalanes Union High School District GO, Series
                 2005 B, 5.25%, 8/1/24 (FSA)(1)                        $ 5,657,044
      1,755,000  Alameda County COP, (Santa Rita Jail), 5.375%,
                 6/1/09 (MBIA)(2)                                        1,787,187
      1,385,000  Alameda County COP, Series 2001 A, 5.375%,
                 12/1/15 (MBIA)                                          1,468,266
      1,700,000  Anaheim Redevelopment Agency Tax Allocation Rev.,
                 Series 2007 A, (Anaheim Merged Redevelopment
                 Area), 5.00%, 2/1/31 (FSA)                              1,611,124
      1,000,000  Antelope Valley Community College District GO,
                 5.00%, 8/1/18 (MBIA)                                    1,044,460
      1,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/24
                 (MBIA)                                                    991,120
      2,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/25
                 (MBIA)                                                  1,972,460
      1,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/26
                 (MBIA)                                                    981,080
      1,240,000  Banning Financing Auth. Rev., (Electric System),
                 5.00%, 6/1/21 (XLCA)                                    1,197,009
      1,305,000  Banning Financing Auth. Rev., (Electric System),
                 5.00%, 6/1/22 (XLCA)                                    1,242,477
      1,000,000  Banning Utility Auth. Rev., (Refunding and
                 Improvement Projects), 5.25%, 11/1/35 (FGIC)              944,270
      1,250,000  California Department of Water Resources Power
                 Supply Rev., Series 2001 W, 5.50%, 12/1/17              1,341,425
      4,650,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.25%, 5/1/12 (MBIA)        4,946,949
      9,345,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.375%, 5/1/12,
                 Prerefunded at 101% of Par (XLCA)(1)(2)                10,213,617

Principal Amount                                                             Value

    $ 3,750,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.50%, 5/1/12             $ 4,073,513
      2,870,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.875%, 5/1/12,
                 Prerefunded at 101% of Par(2)                           3,192,387
     11,825,000  California Economic Recovery GO, Series 2004 A,
                 5.00%, 7/1/12 (MBIA)(1)                                12,655,707
      5,000,000  California Economic Recovery GO, Series 2004 A,
                 5.25%, 7/1/14                                           5,466,600
      5,000,000  California Economic Recovery GO, Series 2008 B,
                 5.00%, 3/1/10                                           5,168,550
      1,255,000  California Educational Facilities Auth. Rev.,
                 (College Arts), 5.00%, 6/1/26                           1,077,543
      4,000,000  California Educational Facilities Auth. Rev.,
                 (Golden Gate University), 5.50%, 10/1/18                3,998,200
      1,045,000  California Educational Facilities Auth. Rev.,
                 (Scripps College), 5.25%, 8/1/11, Prerefunded at
                 100% of Par(2)                                          1,116,624
      1,330,000  California Educational Facilities Auth. Rev.,
                 Series 2000 B, (Pooled College and University),
                 6.625%, 6/1/10, Prerefunded at 101% of Par(2)           1,449,527
        275,000  California Educational Facilities Auth. Rev.,
                 Series 2000 B, (Pooled College and University),
                 6.625%, 6/1/20, Prerefunded at 101% of Par(2)             299,714
      2,500,000  California Educational Facilities Auth. Rev.,
                 Series 2004 C, (Lutheran University), 5.00%,
                 10/1/24                                                 2,313,700
      4,480,000  California GO, 6.00%, 10/1/09 (Ambac)                   4,705,434
      2,500,000  California GO, 5.00%, 12/1/09 (Ambac)                   2,594,775
      3,000,000  California GO, 5.00%, 3/1/10 (XLCA-ICR)                 3,115,950
      3,350,000  California GO, 5.75%, 4/1/10 (Ambac)                    3,534,384
      7,650,000  California GO, 5.25%, 10/1/10, Prerefunded at
                 100% of Par (FGIC-TCRS)(1)(2)                           8,097,983
      2,350,000  California GO, 5.25%, 10/1/10, Prerefunded at
                 100% of Par (FGIC-TCRS)(2)                              2,487,616

------
15

California Tax-Free Bond

Principal Amount                                                             Value

    $ 1,000,000  California GO, 5.50%, 3/1/11 (XLCA-ICR)               $ 1,062,550
      5,000,000  California GO, 5.50%, 4/1/12 (MBIA)(1)                  5,364,955
      4,000,000  California GO, 5.00%,
                 2/1/14, Prerefunded at 100% of Par(2)                   4,296,600
      5,000,000  California GO, 5.125%, 2/1/14, Prerefunded at
                 100% of Par(1)(2)                                       5,403,850
      5,000,000  California GO, 5.00%, 3/1/14                            5,283,700
      7,780,000  California GO, 5.25%, 11/1/15(1)                        8,198,875
      7,590,000  California GO, 5.00%, 6/1/16(1)                         7,882,367
      2,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1998 A, (Kaiser Permanente), 5.25%,
                 6/1/11 (FSA)(2)                                         2,051,540
        130,000  California Housing Finance Agency Rev., Series
                 2000 D, (Multi-Family Housing), VRDN, 3.65%,
                 3/3/08 (GO of Agency) (SBBPA: Landesbank
                 Hessen-Thuringen Girozentrale and California
                 State Teacher's Retirement)                               130,000
      1,000,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2000 A, (Scripps Research
                 Institute), 5.625%, 7/1/20                              1,017,340
      5,000,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2003 A, (Bay Area Toll Bridges
                 Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at
                 100% of Par (Ambac)(1)(2)                               5,015,300
      1,075,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2006 A, (California Science
                 Center Phase II), 4.25%, 5/1/13 (FGIC)                  1,112,797
      1,075,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2000 A, (Union City Tropics), 5.375%,
                 8/15/10, Prerefunded at 102% of Par (ACA)(2)            1,156,571
      1,605,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2006 A, (Union City Tropics), 3.80%,
                 12/15/11                                                1,589,608
      1,145,000  California Municipal Finance Auth. Rev., (Loma
                 Linda University), 5.00%, 4/1/23                        1,107,261
      2,000,000  California Municipal Finance Auth. Rev., (Loma
                 Linda University), 5.00%, 4/1/28                        1,890,840

Principal Amount                                                             Value

    $ 1,450,000  California Public Works Board Lease Rev., Series
                 2005 A, (Department General Services -
                 Butterfield), 5.00%, 6/1/15                           $ 1,507,739
      2,165,000  California Public Works Board Lease Rev., Series
                 2006 A, (Various California State University
                 Projects), 5.00%, 10/1/11                               2,278,424
      1,000,000  California Public Works Board Lease Rev., Series
                 2006 F, (Department of Corrections and
                 Rehabilitation - Monterey County State Prison),
                 5.25%, 11/1/18 (FGIC)                                   1,040,820
        650,000  California Special Districts Association Finance
                 Corp. COP, Series 2005 RR, 5.00%, 8/1/25 (XLCA)           626,535
      1,000,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event Center),
                 5.00%, 7/1/12(2)                                        1,069,620
      3,100,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event Center),
                 5.25%, 7/1/12, Prerefunded at 101% of Par(2)            3,373,854
      1,500,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event Center),
                 6.00%, 7/1/12, Prerefunded at 101% of Par(2)            1,677,675
      1,250,000  California State University System Rev., Series
                 2002 A, 5.375%, 11/1/18 (Ambac)                         1,306,463
      1,695,000  California Statewide Communities Development
                 Auth. Rev., Series 2002 B, 5.20%, 10/1/18 (FSA)         1,785,615
      1,250,000  California Statewide Communities Development
                 Auth. Rev., Series 2004 D, (Kaiser Permanente),
                 VRDN, 7.15%, 3/4/08 (FSA)                               1,250,000
      2,250,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.30%, 11/1/18                             2,160,360
      2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.40%, 11/1/27                             2,203,200

------
16

California Tax-Free Bond

Principal Amount                                                             Value

    $ 5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37             $ 4,226,500
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Henry Mayo Newhall
                 Memorial Hospital), 5.00%, 10/1/20 (California
                 Mortgage Insurance)                                       979,390
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 4.80%, 7/15/17                                 4,646,350
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 5.00%, 7/15/22                                   866,630
      1,000,000  Calleguas-Las Virgines Public Financing Auth.
                 Rev., Series 2007 A, (Municipal Water District),
                 5.00%, 7/1/20 (FGIC)                                    1,025,640
      3,115,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 87-1),
                 5.00%, 9/1/18 (Ambac)                                   3,199,012
      1,130,000  Carson Redevelopment Agency Residential Mortgage
                 COP, (Area No. 1), 5.50%, 10/1/11 (MBIA)                1,199,766
      2,100,000  Castaic Lake Water Agency Rev., Series 2001 A,
                 5.375%, 8/1/17 (MBIA)                                   2,218,797
      1,245,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.125%,
                 2/1/09(2)                                               1,272,041
        675,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.25%, 2/1/10(2)        706,860
        860,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.25%, 2/1/10,
                 Prerefunded at 101% of Par(2)                             908,091
      1,595,000  Chabot Las Positas Community College District
                 COP, 5.50%, 12/1/10 (FSA)(2)                            1,662,484
      1,070,000  Chaffey Community College District GO, Series
                 2002 A, 4.25%, 7/1/11 (FSA)                             1,112,158

Principal Amount                                                             Value

    $ 1,765,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/20 (MBIA)      $ 1,818,409
      2,160,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/21 (MBIA)        2,203,157
      1,000,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/22 (MBIA)        1,008,780
      3,000,000  Chino Basin Regional Financing Auth. Rev., Series
                 2008 A, (Inland Empire Utilities Agency), 5.00%,
                 11/1/38 (Ambac)                                         2,766,210
      3,000,000  Chino Ontario Upland Water Facilities Auth. COP,
                 Series 1997 A, (Agua de Lejos), 5.20%, 10/1/15
                 (FGIC)                                                  3,064,800
      2,065,000  Coast Community College District GO, Series 2006
                 B, (2002 Election), 5.00%, 8/1/17 (FSA)                 2,190,882
      2,300,000  Eastern Municipal Water District COP, Series 2001
                 A, 5.25%, 7/1/13 (FGIC)                                 2,414,218
      1,095,000  El Segundo Unified School District GO, 5.375%,
                 9/1/12, Prerefunded at 100% of Par (FGIC)(2)            1,191,360
      1,020,000  El Segundo Unified School District GO, 5.375%,
                 9/1/12, Prerefunded at 100% of Par (FGIC)(2)            1,109,760
      1,000,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A, 5.375%,
                 10/1/15 (MBIA)                                          1,069,070
      1,225,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A, 5.375%,
                 10/1/16 (MBIA)                                          1,309,611
      1,225,000  Folsom Public Financing Auth. Lease Rev., (City
                 Hall & Community Center), 5.25%, 10/1/14 (FSA)          1,323,061
      1,290,000  Folsom Public Financing Auth. Lease Rev., (City
                 Hall & Community Center), 5.25%, 10/1/15 (FSA)          1,393,265
      1,250,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/17
                 (Ambac)                                                 1,315,975

------
17

California Tax-Free Bond

Principal Amount                                                             Value

    $ 4,000,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/27
                 (Ambac)                                               $ 3,888,440
      1,150,000  Franklin-McKinley School District GO, Series 2005
                 A, (Election of 2004), 5.00%, 8/1/25 (FGIC)             1,121,745
      2,550,000  Fremont Union High School District GO, Series
                 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of
                 Par(2)                                                  2,693,310
      2,500,000  Glendora Unified School District GO, Series 2006
                 A, (Election of 2005), 5.25%, 8/1/30 (MBIA)             2,493,350
      4,940,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.75%, 6/1/13,
                 Prerefunded at 100% of Par(2)                           5,620,436
     15,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)      13,408,049
      1,300,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)              1,366,586
      1,360,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)              1,431,618
      1,190,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/09 (Ambac)                         1,227,354
      1,675,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/16 (Ambac)                         1,762,636
      1,000,000  Inglewood Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A1, 5.00%, 5/1/23 (Ambac)               959,150
      2,500,000  Inglewood Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A1, 5.00%, 5/1/33 (Ambac)             2,349,975
        825,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, 4.50%, 9/1/13            815,694
        635,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, 4.75%, 9/1/16            610,914
        790,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, 5.00%, 9/1/20            731,350

Principal Amount                                                             Value

    $ 2,715,000  Irvine Unified School District Special Tax Rev.,
                 (Community Facilities District No. 86-1), 5.50%,
                 11/1/10 (Ambac)                                       $ 2,774,187
        110,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 3.80%, 2/1/10                                         109,319
        120,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 4.00%, 2/1/11                                         119,245
        125,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 4.30%, 2/1/13                                         124,013
        475,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 5.30%, 2/1/14                                         455,744
        500,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 5.40%, 2/1/14                                         469,015
        750,000  Long Beach Bond Finance Auth. GO, Series 2002 A,
                 (North Long Beach Redevelopment), 5.00%, 8/1/10
                 (Ambac)                                                   774,900
      2,315,000  Long Beach Bond Finance Auth. GO, Series 2002 A,
                 (North Long Beach Redevelopment), 5.00%, 8/1/11
                 (Ambac)                                                 2,411,443
      2,030,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza
                 Parking Facility), 5.25%, 11/1/16                       2,090,433
      2,500,000  Los Altos School District GO, 5.00%, 8/1/19
                 (Ambac)                                                 2,594,550
        615,000  Los Angeles Community Redevelopment Agency
                 Parking System Rev., (Cinerama Dome Public
                 Package Project), 4.875%, 7/1/08 (ACA)                    612,700
      1,030,000  Los Angeles Community Redevelopment Agency
                 Parking System Rev., (Cinerama Dome Public
                 Package), 5.30%, 7/1/13 (ACA)                             974,668
      1,155,000  Los Angeles Convention and Exhibition Center
                 Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10
                 (MBIA-IBC)                                              1,239,153
      3,000,000  Los Angeles County Metropolitan Transportation
                 Auth. Sales Tax Rev., Series 2001 B, (Proposal
                 A), 5.25%, 7/1/13 (FSA)                                 3,202,410

------
18

California Tax-Free Bond

Principal Amount                                                             Value

    $ 6,680,000  Los Angeles County Metropolitan Transportation
                 Auth. Sales Tax Rev., Series 2001 B, (Proposal
                 A), 5.25%, 7/1/16 (FSA)                               $ 7,130,699
      3,130,000  Los Angeles Department of Water & Power Rev.,
                 Series 2001 AA1, (Power Systems), 5.25%, 7/1/10
                 (MBIA)                                                  3,299,396
      1,000,000  Los Angeles Municipal Improvement Corp. Lease
                 Rev., Series 2007 A, (Capital Equipment), 5.00%,
                 8/1/14 (FGIC)                                           1,059,890
      3,500,000  Los Angeles Unified School District GO, 5.50%,
                 7/1/12 (MBIA)                                           3,811,710
      5,000,000  Los Angeles Unified School District GO, Series
                 2002 E, (Election of 1997), 5.00%, 7/1/11
                 (MBIA)(1)                                               5,303,800
      2,500,000  Los Angeles Unified School District GO, Series
                 2003 F, (Election of 1997), 5.00%, 7/1/16 (FSA)         2,669,125
      1,390,000  Los Gatos-Saratoga Joint Union High School
                 District GO, Series 2002 C, (Election of 1998),
                 5.375%, 6/1/12, Prerefunded at 101% of Par
                 (FSA)(2)                                                1,520,994
        575,000  Lynwood Public Financing Auth. COP, 4.125%,
                 9/1/12 (Ambac)                                            581,889
      3,000,000  Metropolitan Water District of Southern
                 California Rev., Series 1992 B, 8.00%, 7/1/08(2)        3,055,380
      2,920,000  Metropolitan Water District of Southern
                 California Rev., Series 2001 A, 5.125%, 7/1/09(2)       3,010,637
      1,520,000  Mojave Unified School District No. 1 Facilities
                 Improvement GO, 5.25%, 8/1/20 (FGIC)                    1,560,538
      1,485,000  Mountain View COP, (Capital Projects), 5.25%,
                 8/1/18                                                  1,545,039
      4,065,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/12 (MBIA)                        4,269,835
      2,305,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/13 (MBIA)                        2,424,883
      1,000,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/14 (MBIA)                        1,051,450

Principal Amount                                                             Value

    $ 1,550,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/09 (AGC)                                   $ 1,579,078
      1,255,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/11 (AGC)                                     1,291,408
      1,745,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/12 (AGC)                                     1,793,755
      1,690,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/13 (AGC)                                     1,733,078
      1,085,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/14 (AGC)                                     1,106,179
      4,245,000  Oceanside Community Development Commission Rev.,
                 (Downtown Redevelopment), 5.20%, 9/1/17(1)              4,202,677
      1,225,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/11
                 (Ambac)                                                 1,284,915
      1,310,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/12
                 (Ambac)                                                 1,382,430
        650,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No. 04-1-Ladera
                 Ranch), 3.50%, 8/15/10                                    645,977
        760,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No. 04-1-Ladera
                 Ranch), 3.80%, 8/15/11                                    752,871
        825,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No. 04-1-Ladera
                 Ranch), 3.90%, 8/15/12                                    811,231
        700,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No. 04-1-Ladera
                 Ranch), 4.10%, 8/15/13                                    686,532
      1,135,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No. 04-1-Ladera
                 Ranch), 4.25%, 8/15/14                                  1,111,755
        275,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.30%, 9/2/14              265,705

------
19

California Tax-Free Bond

Principal Amount                                                             Value

      $ 325,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.45%, 9/2/15            $ 311,821
        250,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.55%, 9/2/16              236,243
      1,805,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/15 (Ambac)                                          1,929,671
      1,000,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/16 (Ambac)                                          1,069,070
      3,030,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/17 (Ambac)                                          3,235,222
      1,900,000  Orange County Sanitation District COP, Series
                 2000 A, VRDN, 2.90%, 3/3/08 (SBBPA: Dexia Public
                 Finance Bank)                                           1,900,000
        300,000  Orange County Sanitation District COP, VRDN,
                 3.90%, 3/3/08 (Ambac) (LOC: Societe Generale)             300,000
      5,725,000  Palomar Pomerado Health Care District COP, Series
                 2006 A, VRDN, 8.00%, 3/4/08 (FSA)                       5,725,000
      1,570,000  Paramount Unified School District GO, (Election
                 of 2006), 5.25%, 8/1/25 (FSA)                           1,596,784
      1,760,000  Paramount Unified School District GO, (Election
                 of 2006), 5.25%, 8/1/26 (FSA)                           1,784,746
      1,450,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                    1,233,747
      1,830,000  Pomona Public Financing Auth. Rev., Series 2001
                 AD, (Merged Redevelopment), 4.75%, 2/1/13 (MBIA)        1,893,227
      1,720,000  Poway Redevelopment Agency Tax Allocation Rev.,
                 (Paguay), 5.25%, 6/15/26 (Ambac)                        1,711,847
      1,170,000  Poway Unified School District Public Financing
                 Auth. Rev., 5.00%, 9/15/19 (Ambac)                      1,173,147

Principal Amount                                                             Value

    $ 1,215,000  Poway Unified School District Public Financing
                 Auth. Rev., 5.00%, 9/15/20 (Ambac)                    $ 1,202,255
      1,505,000  Rancho Mirage Joint Powers Financing Auth. Rev.,
                 Series 2007 A, (Eisenhower Medical Center),
                 5.00%, 7/1/15                                           1,545,349
      1,000,000  Rancho Mirage Joint Powers Financing Auth. Rev.,
                 Series 2007 A, (Eisenhower Medical Center),
                 5.00%, 7/1/21                                             969,170
      1,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication and Refunding), 5.00%,
                 11/1/14 (Ambac)                                         1,064,630
      2,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication and Refunding), 5.00%,
                 11/1/15 (Ambac)                                         2,116,000
      8,000,000  Sacramento City Financing Auth. Lease Rev.,
                 Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)                8,343,759
      2,500,000  Sacramento City Financing Auth. Rev., 5.00%,
                 12/1/16 (FGIC)                                          2,597,825
      4,045,000  Sacramento City Financing Auth. Rev., Series 2002
                 A, (City Hall), 5.25%, 12/1/12, Prerefunded at
                 100% of Par (FSA)(2)                                    4,384,861
      1,245,000  Sacramento City Financing Auth. Rev., Series 2002
                 A, (City Hall), 5.25%, 12/1/15 (FSA)                    1,339,172
      3,800,000  Sacramento County Sanitation District Financing
                 Auth. Rev., Series 2000 A, 5.10%, 12/1/09               3,959,372
      3,105,000  Sacramento Municipal Utility District Electric
                 Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)              3,403,701
      5,005,000  Sacramento Municipal Utility District Electric
                 Rev., Series 2001 O, 5.25%, 8/15/11 (MBIA)              5,293,789
      3,000,000  Sacramento Municipal Utility District Electric
                 Rev., Series 2003 S, 5.00%, 11/15/11 (MBIA)             3,174,570
      1,005,000  San Bernardino County Redevelopment Agency Tax
                 Allocation Rev., Series 2005 A, (San Sevaine),
                 5.00%, 9/1/15 (RADIAN)                                  1,026,427

------
20

California Tax-Free Bond

Principal Amount                                                             Value

    $ 1,695,000  San Buenaventura County COP, Series 2002 B,
                 5.50%, 1/1/15 (Ambac)                                 $ 1,814,108
      1,790,000  San Buenaventura County COP, Series 2002 B,
                 5.50%, 1/1/16 (Ambac)                                   1,916,446
      1,280,000  San Diego Public Facilities Financing Auth. Tax
                 Allocation Rev., Series 2007 B, (Southcrest and
                 Central Imperial Redevelopment), 5.125%, 10/1/22
                 (RADIAN)                                                1,238,438
      2,030,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (Horton Plaza), 5.70%, 11/1/17                    2,085,338
      2,635,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (Horton Plaza), 5.80%, 11/1/21                    2,672,364
      1,460,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (North Park), 5.90%, 9/1/25                       1,468,410
      5,000,000  San Francisco Bay Area Toll Bridge Rev., Series
                 2003 C, VRDN, 8.00%, 3/6/08 (Ambac) (SBBPA: Dexia
                 Credit Local, JPMorgan Chase Bank and Bayerische
                 Landesbank)(1)                                          5,000,000
     10,000,000  San Joaquin Hills Transportation Corridor Agency
                 Toll Road Rev., (Senior Lien), 7.75%, 1/1/25(2)(3)      3,977,900
      2,455,000  San Marcos Public Facilities Auth. Tax Allocation
                 Rev., Series 2006 A (Project Area No. 3), 5.00%,
                 8/1/25 (Ambac)                                          2,327,389
      2,680,000  San Mateo County Transportation District Sales
                 Tax Rev., Series 1993 A, 5.25%, 6/1/18 (MBIA)           2,870,334
      1,500,000  San Mateo Union High School District GO, 5.00%,
                 9/1/24 (FSA)                                            1,500,825
      1,000,000  San Ramon Valley Unified School District GO,
                 (Election of 2002), 5.00%, 8/1/21 (MBIA)                1,016,460
      2,085,000  Santa Ana Community Redevelopment Agency Tax
                 Allocation Rev., Series 2003 B, (South Main
                 Street Redevelopment), 5.00%, 9/1/13 (FGIC)             2,196,276
      3,350,000  Santa Barbara County GO, 5.375%, 10/1/17 (Ambac)        3,579,643
      4,000,000  Santa Clara County Financing Auth. Rev., Series
                 2007 A, (El Camino Hospital), VRDN, 8.38%, 3/4/08
                 (Ambac)                                                 4,000,000

Principal Amount                                                             Value

    $ 2,075,000  Santa Clara Valley Water District COP, Series
                 2000 A, 5.20%, 2/1/09, Prerefunded at 102% of
                 Par(2)                                                $ 2,161,943
      1,120,000  Santa Fe Springs Community Development Commission
                 Tax Allocation Rev., Series 2002 A, 5.375%,
                 9/1/16 (MBIA)                                           1,177,736
      1,250,000  Santa Monica-Malibu Unified School District GO,
                 5.25%, 8/1/13                                           1,365,338
      1,235,000  Scotts Valley COP, 4.00%, 10/1/15 (FSA)                 1,261,157
      1,370,000  Scotts Valley COP, 4.25%, 10/1/18 (FSA)                 1,381,289
      2,780,000  Scotts Valley Redevelopment Agency Tax Allocation
                 Rev., 5.00%, 8/1/29 (Ambac)                             2,779,889
        820,000  Shasta Lake Public Finance Auth. Rev., 3.75%,
                 4/1/09                                                    819,114
      1,000,000  Shasta Lake Public Finance Auth. Rev., 4.00%,
                 4/1/12                                                    984,780
      1,530,000  Shasta Lake Public Finance Auth. Rev., 4.50%,
                 4/1/15                                                  1,497,243
      2,400,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                 4/1/19                                                  2,330,304
      2,130,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                 4/1/22                                                  1,998,579
      1,135,000  Solano County COP, 5.00%, 11/1/13 (MBIA)                1,208,446
      2,000,000  South Orange County Public Financing Auth.
                 Special Tax Rev., Series 2003 A, (Senior Lien),
                 5.00%, 9/1/12 (MBIA)                                    2,104,200
      1,080,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, 5.00%, 10/1/13 (Ambac)                   1,132,747
      1,195,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, 5.00%, 10/1/15 (Ambac)                   1,246,660
      1,445,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, 5.00%, 10/1/19 (Ambac)                   1,444,306
      1,310,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, (Redevelopment Area No. 1), 5.00%,
                 10/1/17 (Ambac)                                         1,336,881
      2,000,000  Southern California Public Power Auth. Rev.,
                 6.75%, 7/1/10 (GIC: PNC Bank)                           2,165,720

------
21

California Tax-Free Bond

Principal Amount                                                             Value

    $ 5,000,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission), 5.25%,
                 7/1/17 (FSA)                                          $ 5,331,550
      3,325,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission), 5.25%,
                 7/1/18 (FSA)                                            3,503,087
      1,975,000  Southwestern Community College District GO,
                 5.625%, 8/1/11, Prerefunded at 101% of Par
                 (Ambac)(2)                                              2,153,323
      2,770,000  Stockton Community Facilities District GO, (No. 1
                 Weston Ranch), 5.40%, 9/1/09, Prerefunded at 102%
                 of Par(2)                                               2,926,671
        325,000  Stockton Community Facilities District GO, (No. 1
                 Weston Ranch), 5.50%, 9/1/09, Prerefunded at 102%
                 of Par(2)                                                 343,857
      2,700,000  Stockton Public Financing Auth. Rev., Series 2006
                 A, (Redevelopment), 5.00%, 9/1/25 (RADIAN)              2,532,168
        785,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 4.25%, 10/15/09                            789,019
        820,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 4.50%, 10/15/10                            826,027
        895,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.00%, 10/15/12                            913,088
        985,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.00%, 10/15/14                            988,802
      1,035,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/15         1,056,797
      1,090,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/16         1,102,579
      1,150,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/17         1,154,980
      2,175,000  Turlock Irrigation District Rev., Series 2003 A,
                 5.00%, 1/1/13 (MBIA)                                    2,279,465
      1,000,000  Val Verde Unified School District COP, 5.00%,
                 1/1/14 (FGIC)(2)                                        1,073,360

Principal Amount                                                             Value

    $ 1,000,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)          $ 1,091,270
      1,145,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)            1,249,504
      2,640,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)            2,880,953
      2,505,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)            2,733,631
      1,415,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)            1,544,147
      2,980,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(2)            3,251,985
      3,000,000  Ventura County Public Financing COP, 4.75%,
                 8/15/11 (FSA)                                           3,069,420
      1,000,000  Vista Unified School District GO, Series 2007 C,
                 (Election of 2002), 5.00%, 8/1/25 (FSA)                   997,650
      1,500,000  West Sacramento Financing Auth. Special Tax Rev.,
                 Series 2006 A, 5.00%, 9/1/18 (XLCA)                     1,545,750
      1,500,000  West Sacramento Financing Auth. Special Tax Rev.,
                 Series 2006 A, 5.00%, 9/1/19 (XLCA)                     1,524,555
      1,500,000  West Sacramento Financing Auth. Special Tax Rev.,
                 Series 2006 A, 5.00%, 9/1/20 (XLCA)                     1,499,025
                                                                      ------------
                                                                       520,113,005
                                                                      ------------
GUAM -- 0.9%
      5,000,000  Guam Government Limited Obligation Rev., Series
                 2001 A, 5.00%, 12/1/09 (FSA)                            5,194,200
                                                                      ------------
NORTHERN MARIANA ISLANDS -- 0.8%
      1,445,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/08 (ACA)(2)                                  1,456,242
         40,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/08 (ACA)                                        40,125
      1,555,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/09 (ACA)                                     1,572,804

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22

California Tax-Free Bond

Principal Amount                                                             Value

    $ 1,430,000  Northern Mariana Islands GO, Series 2000 A,
                 5.75%, 6/1/10 (ACA)                                   $ 1,459,058
                                                                      ------------
                                                                         4,528,229
                                                                      ------------
PUERTO RICO -- 4.8%
      1,500,000  Children's Trust Fund Tobacco Settlement Rev.,
                 5.00%, 7/1/08(2)                                        1,512,570
        500,000  Puerto Rico Electric Power Auth. Rev., Series
                 1999 FF, 5.25%, 7/1/09 (MBIA)(2)                          516,335
      1,000,000  Puerto Rico Electric Power Auth. Rev., Series
                 1999 FF, 5.25%, 7/1/09 (MBIA)                           1,030,740
      3,700,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of
                 Par (MBIA)(2)                                           4,032,890
      2,655,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 KK, 5.25%, 7/1/13 (FSA)                            2,852,585
      3,140,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 KK, 5.50%, 7/1/14 (FSA)                            3,423,259
      1,750,000  Puerto Rico GO, Series 2004 A, 5.00%, 7/1/12            1,788,535
      2,500,000  Puerto Rico GO, Series 2006 B, 5.00%, 12/1/15           2,538,175
      5,490,000  Puerto Rico GO, Series 2006 B, 5.25%, 7/1/17            5,580,420
      1,500,000  Puerto Rico Infrastructure Financing Auth.
                 Special Tax Rev., Series 2006 B, 4.50%, 7/1/11          1,537,065
      3,090,000  Puerto Rico Public Buildings Auth. Rev., Series
                 1995 A, 6.25%, 7/1/09 (Ambac)                           3,221,912
                                                                      ------------
                                                                        28,034,486
                                                                      ------------

Principal Amount                                                             Value

U.S. VIRGIN ISLANDS -- 1.0%
      $ 500,000  Virgin Islands Public Finance Auth. Rev., 5.00%,
                 10/1/14                                                 $ 508,535
        500,000  Virgin Islands Public Finance Auth. Rev., 5.25%,
                 10/1/14                                                   508,180
        170,000  Virgin Islands Public Finance Auth. Rev., 5.25%,
                 10/1/15                                                   173,740
      2,270,000  Virgin Islands Public Finance Auth. Rev., (Virgin
                 Islands Gross Receipts Taxes Loan Note), 5.00%,
                 10/1/18 (FGIC)                                          2,292,791
      1,050,000  Virgin Islands Public Finance Auth. Rev., Series
                 1998 A (Senior Lien), 5.50%, 10/1/13                    1,066,002
        500,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 and Senior Lien), 5.25%, 10/1/22                          479,080
        500,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 and Senior Lien), 5.25%, 10/1/23                          475,200
                                                                      ------------
                                                                         5,503,528
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 97.3%
(Cost $564,999,528)                                                    563,373,448
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 2.7%                                    15,593,796
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $578,967,244
                                                                      ============

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23

California Tax-Free Bond

Futures Contracts
                                                  Underlying Face     Unrealized
    Contracts Purchased       Expiration Date     Amount at Value     Gain (Loss)

398       U.S. Treasury
          2-Year Notes           June 2008          $85,538,906        $733,500
                                                   ============      ============

                                                  Underlying Face      Unrealized
      Contracts Sold          Expiration Date     Amount at Value      Gain (Loss)

115       U.S. Long Bond         June 2008          $13,641,875        $(111,661)
                                                   =============      ============

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corp.

Ambac = Ambac Assurance Corporationn

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. -- Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. -- Insured Custodial Receipts

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.

------
24

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2007 to February 29,
2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
25

                       Beginning
                       Account        Ending        Expenses Paid     Annualized
                         Value     Account Value   During Period(1)     Expense
                         9/1/07       2/29/08      9/1/07 - 2/29/08    Ratio(1)

California Tax-Free Money Market

Actual
(after waiver)(2)        $1,000      $1,014.40          $2.35            0.47%

Actual
(before waiver)          $1,000    $1,014.40(3)         $2.55            0.51%

Hypothetical
(after waiver)(2)        $1,000      $1,022.53          $2.36            0.47%

Hypothetical (before
waiver)                  $1,000      $1,022.33          $2.56            0.51%

California Tax-Free Bond

Actual                   $1,000      $1,007.00          $2.45            0.49%

Hypothetical             $1,000      $1,022.43          $2.46            0.49%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the six months ended February 29, 2008, the investment advisor waived a portion of the fund's management fee.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
26

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2008 (UNAUDITED)
                                            California Tax-Free        California
                                                   Money Market     Tax-Free Bond
ASSETS

Investment securities -- at value (cost
of $570,100,488 and $564,999,528,
respectively)                                      $570,100,488      $563,373,448

Cash                                                    719,390                --

Receivable for investments sold                       8,920,000         8,843,232

Receivable for variation
margin on futures contracts                                  --           161,771

Interest receivable                                   2,744,102         7,132,813

Prepaid portfolio insurance                              97,597                --
                                                   ------------      ------------
                                                    582,581,577       579,511,264
                                                   ------------      ------------

LIABILITIES

Disbursements in excess
of demand deposit cash                                       --            84,402

Payable for investments purchased                     5,293,089                --

Accrued management fees                                 204,922           228,263

Dividends payable                                            --           231,355
                                                   ------------      ------------
                                                      5,498,011           544,020
                                                   ------------      ------------

NET ASSETS                                         $577,083,566      $578,967,244
                                                   ============      ============
CAPITAL SHARES

Outstanding (unlimited number
of shares authorized)                               577,099,731        53,689,666
                                                   ============      ============

NET ASSET VALUE PER SHARE                                 $1.00            $10.78
                                                   ============      ============

NET ASSETS CONSIST OF:

Capital paid in                                    $577,099,731      $582,029,201

Accumulated net realized loss
on investment transactions                             (16,165)       (2,057,716)

Net unrealized depreciation
on investments                                               --       (1,004,241)
                                                   ------------      ------------
                                                   $577,083,566      $578,967,244
                                                   ============      ============

See Notes to Financial Statements.

------
27

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
                                            California Tax-Free        California
                                                   Money Market     Tax-Free Bond
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                             $9,268,615       $13,106,418
                                                   ------------      ------------

EXPENSES:

Management fees                                       1,382,886         1,421,390

Trustees' fees and expenses                              12,941             9,246

Portfolio insurance                                      43,722                --

Other expenses                                              394             1,398
                                                   ------------      ------------
                                                      1,439,943         1,432,034
                                                   ------------      ------------
Amount waived                                         (113,360)                --
                                                   ------------      ------------
                                                      1,326,583         1,432,034
                                                   ------------      ------------

NET INVESTMENT INCOME (LOSS)                          7,942,032        11,674,384
                                                   ------------      ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                  32,977       (3,508,217)

Futures transactions                                         --         3,918,741
                                                   ------------      ------------
                                                         32,977           410,524
                                                   ------------      ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                                  --       (8,704,572)

Futures                                                      --           910,361
                                                   ------------      ------------
                                                             --       (7,794,211)
                                                   ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                  32,977       (7,383,687)
                                                   ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $7,975,009       $ 4,290,697
                                                   ============      ============

See Notes to Financial Statements.

------
28

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2007
                                 California Tax-Free
                                        Money Market      California Tax-Free Bond
Increase (Decrease)
in Net Assets                   2008            2007           2008           2007

OPERATIONS

Net investment
income (loss)            $ 7,942,032    $ 16,346,373   $ 11,674,384   $ 18,283,634

Net realized gain
(loss)                        32,977         209,764        410,524       (64,212)

Change in net
unrealized
appreciation
(depreciation)                    --              --    (7,794,211)    (9,738,042)
                       -------------   -------------   ------------   ------------
Net increase
(decrease) in net
assets resulting
from operations            7,975,009      16,556,137      4,290,697      8,481,380
                       -------------   -------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                   (7,942,032)    (16,346,373)   (11,674,384)   (18,283,634)

From net realized
gains                      (173,367)              --             --             --
                       -------------   -------------   ------------   ------------
Decrease in net
assets from
distributions            (8,115,399)    (16,346,373)   (11,674,384)   (18,283,634)
                       -------------   -------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold              144,293,752     323,506,954     53,432,486     98,352,774

Issued in
connection with
acquisition (Note 7)              --              --    124,217,258             --

Proceeds from
reinvestment of
distributions              7,615,826      15,446,784      9,379,014     14,416,916

Payments for shares
redeemed               (127,032,370)   (316,829,559)   (62,923,850)   (72,773,764)
                       -------------   -------------   ------------   ------------
Net increase
(decrease) in net
assets from capital
share transactions        24,877,208      22,124,179    124,104,908     39,995,926
                       -------------   -------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                    24,736,818      22,333,943    116,721,221     30,193,672
                       -------------   -------------   ------------   ------------

NET ASSETS

Beginning of period      552,346,748     530,012,805    462,246,023    432,052,351
                       -------------   -------------   ------------   ------------
End of period          $ 577,083,566   $ 552,346,748   $578,967,244   $462,246,023
                       =============   =============   ============   ============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                     144,293,752     323,506,954      4,832,611      8,865,796

Issued in
connection with
acquisition (Note 7)              --              --     11,372,787             --

Issued in
reinvestment of
distributions              7,615,826      15,446,784        852,944      1,299,357

Redeemed               (127,032,370)   (316,829,559)    (5,708,000)    (6,573,731)
                       -------------   -------------   ------------   ------------
Net increase
(decrease) in
shares of the funds       24,877,208      22,124,179     11,350,342      3,591,422
                       =============   =============   ============   ============

See Notes to Financial Statements.

------
29

NOTES TO FINANCIAL STATEMENTS

FEBRURARY 29, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company. California Tax-Free Money Market
Fund (Tax-Free Money Market) and California Tax-Free Bond Fund (Tax-Free Bond)
(collectively, the funds) are two funds in a series issued by the trust.
Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free
Bond is diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market invests primarily in municipal obligations with very short-term maturities. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Tax-Free Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

------
30

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Tax-Free Money Market does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940
Act (including counsel fees) and extraordinary expenses, will be paid by ACIM.
The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds.
The rates for the Investment Category Fee range from 0.1570% to 0.2700% for
Tax-Free Money Market and from 0.1625% to 0.2800% for Tax-Free Bond. The rates for the Complex Fee range from 0.2500% to 0.3100%. Effective August 1, 2007,
ACIM voluntarily agreed to waive 0.04% of its management fee for Tax-Free
Money Market. The effective annual management fee for Tax-Free Money Market for the six months ended February 29, 2008 was 0.49% before waiver and 0.45%
after waiver. The effective annual management fee was 0.49% for Tax-Free Bond for the six months ended February 29, 2008.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the six months ended February 29, 2008, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, American Century Investment
Services, Inc., and the trust's transfer agent, American Century Services, LLC.

Prior to December 12, 2007, Tax-Free Bond had a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

All investment transactions for Tax-Free Money Market were considered short-term during the six months ended February 29, 2008.

Purchases and sales of investments securities, excluding short-term investments, for the six months ended February 29, 2008, were $180,567,462 and
$157,515,195, respectively for Tax-Free Bond.

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31

4. BANK LINE OF CREDIT

Effective December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc.
(ACGIM), has a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. Tax-Free Bond may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal
Funds rate plus 0.40%. Tax-Free Bond did not borrow from the line during the six months ended February 29, 2008.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

                                          Tax-Free Money Market    Tax-Free Bond

Federal tax cost of investments                    $570,100,488     $564,999,528
                                                 ==============   ==============
Gross tax appreciation
of investments                                               --      $ 9,842,920

Gross tax depreciation
of investments                                               --     (11,469,000)
                                                 --------------   --------------
Net tax appreciation (depreciation)
of investments                                               --    $ (1,626,080)
                                                 ==============   ==============

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes.

As of August 31, 2007, Tax-Free Bond had accumulated capital losses of
$(425,614), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers for Tax-Free Bond expire in 2015.

Tax-Free Bond had capital loss deferrals of $(572,497), which represent net capital losses incurred in the ten-month period ended August 31, 2007.
Tax-Free Bond has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

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32

7. REORGANIZATION PLAN

On December 8, 2006, the Board of Trustees approved a plan of reorganization
(the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of California Limited-Term Tax-Free Fund (Limited-Term), one fund in a series issued by the trust, in exchange for shares of equal value of Tax-Free
Bond and the assumption by Tax-Free Bond of certain of Limited-Term's ordinary course liabilities. The financial statements and performance history of
Tax-Free Bond was carried over in the post-reorganization. The reorganization was effective after the close of business on August 31, 2007. New shares in connection with the reorganization were issued by Tax-Free Bond on September
4, 2007.

The acquisition was accomplished by a tax-free exchange of 11,372,787 shares of Tax-Free Bond for 12,057,363 outstanding shares of Limited-Term. The net assets of Limited-Term and Tax-Free Bond immediately before the acquisition were $124,217,258 and $462,246,023, respectively. Limited-Term's unrealized appreciation of $404,931 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $586,463,281. Tax-Free
Bond acquired accumulated capital losses and capital loss deferrals of
$(1,633,013) and $(212,243), respectively, from Limited-Term.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------
33

FINANCIAL HIGHLIGHTS
California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                          2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period         $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                         --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)               0.01       0.03       0.03       0.02       0.01      0.01
                         --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                    (0.01)     (0.03)     (0.03)     (0.02)     (0.01)    (0.01)
                         --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period               $1.00      $1.00      $1.00      $1.00      $1.00     $1.00
                         ========   ========   ========   ========   ========  ========

TOTAL RETURN(2)             1.44%      3.16%      2.70%      1.54%      0.58%     0.73%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.47%(3)(4)   0.49%(3)   0.52%(3)      0.52%      0.52%     0.51%

Ratio of Operating
Expenses to
Average Net Assets
(Before Expense
Waiver)                  0.51%(4)      0.51%      0.52%      0.52%      0.52%     0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            2.81%(3)(4)   3.12%(3)   2.64%(3)      1.53%      0.57%     0.76%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets (Before
Expense Waiver)          2.77%(4)      3.10%      2.64%      1.53%      0.57%     0.76%

Net Assets,
End of Period (in
thousands)               $577,084   $552,347   $530,013   $617,356   $600,882  $621,747

(1) Six months ended February 29, 2008 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Effective August 1, 2006, the investment advisor voluntarily agreed to waive a portion of its management fee.

(4) Annualized.

See Notes to Financial Statements.

------
34

California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                          2008(1)      2007       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $10.92    $11.15     $11.33     $11.41     $11.28     $11.55
                         --------  --------   --------   --------   --------   --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)               0.22      0.45       0.46       0.46       0.44       0.45

 Net Realized
 and Unrealized
 Gain (Loss)               (0.14)    (0.23)     (0.18)     (0.08)       0.13     (0.23)
                         --------  --------   --------   --------   --------   --------
 Total From
 Investment
 Operations                  0.08      0.22       0.28       0.38       0.57       0.22
                         --------  --------   --------   --------   --------   --------
Distributions

 From Net
 Investment
 Income                    (0.22)    (0.45)     (0.46)     (0.46)     (0.44)     (0.45)

 From Net
 Realized Gains                --        --      --(2)         --         --     (0.04)
                         --------  --------   --------   --------   --------   --------
 Total
 Distributions             (0.22)    (0.45)     (0.46)     (0.46)     (0.44)     (0.49)
                         --------  --------   --------   --------   --------   --------
Net Asset Value,
End of Period              $10.78    $10.92     $11.15     $11.33     $11.41     $11.28
                         ========  ========   ========   ========   ========   ========

TOTAL RETURN(3)             0.70%     1.98%      2.58%      3.36%      5.13%      1.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets       0.49%(4)     0.49%      0.49%      0.49%      0.50%      0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets               4.00%(4)     4.06%      4.13%      4.02%      3.87%      3.89%

Portfolio Turnover
Rate                          35%       41%        34%        34%        20%        25%

Net Assets,
End of Period (in
thousands)               $578,967  $462,246   $432,052   $435,887   $418,655   $451,131

(1) Six months ended February 29, 2008 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
35

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
36

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

------
37

NOTES

------
38

NOTES

------
39

NOTES

------
40

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . .        1-800-345-2021 or
                                                              816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . .        1-800-634-4113 or
                                                              816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE
AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0804
CL-SAN-59557N

[front cover]

SEMIANNUAL REPORT
FEBRUARY 29, 2008

AMERICAN CENTURY INVESTMENTS

[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA HIGH-YIELD MUNICIPAL FUND

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® California
Long-Term Tax-Free and California High-Yield Municipal funds for the six months ended February 29, 2008. I am honored to be addressing you in the "Our
Message" space long devoted to company founder Jim Stowers, Jr. and his son
Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final move in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments®, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas
Jonathan Thomas

[photo of James E. Stowers, Jr.]

James E. Stowers, Jr.
FOUNDER AND CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

[photo of Richard Brown]

Richard Brown
CO-CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA LONG-TERM TAX-FREE

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  43
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .  44

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any
American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American
Century's knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed-Income

VOLATILITY REIGNS

The six months ended February 29, 2008, were characterized by remarkable volatility in the traditionally serene municipal bond market. That volatility is a result of the fallout from the subprime credit crunch, which is weighing on the economy and hurting the bond insurers and large investors that typically participate in the municipal market. To restore liquidity and confidence in the financial system, the Federal Reserve took a series of extraordinary steps, slashing interest rates and acting as a lender of last resort for major banks.

Looking at U.S. economic growth, the bursting housing bubble weighed on consumer spending and confidence, leading many economists to suggest that the economy is already in recession. But even as growth slowed, higher commodity prices (led by oil) meant inflation increased -- the rate of inflation for all of 2007 was the highest since 1990, as measured by the government's consumer price index.

HISTORIC UNDERPERFORMANCE

The volatility, credit, and liquidity concerns in the market all favored the safest Treasury securities over municipals and other credit-sensitive bonds.
In addition, the health of municipal bond insurers was called into question as a result of exposure to subprime losses in other parts of their business.
What's more, many large institutions and hedge funds were forced sellers of long-term municipal bonds because of margin calls. As a result, the six months saw the greatest underperformance of municipal bonds relative to Treasury bonds in history.

However, not all segments of the municipal market were affected equally (see the accompanying table). Long-term and lower-quality municipals had negative results, while high-quality, short-term bonds had positive returns.

It's worth pointing out that municipal bonds historically have been an exceptionally safe investment, with low default rates compared with other credit-sensitive bonds, and the underperformance was more of a technical
(supply and demand) story than an underlying credit quality story. Indeed, we believe the current environment represents an attractive buying opportunity for investors with a long-term investment horizon able to ride out the current volatility.

U.S. Fixed-Income Total Returns
For the six months ended February 29, 2008*
LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                              -0.60%
3-Year Municipal Bond                        3.28%
5-Year General Obligation (GO)               2.98%
Long-Term Municipal Bond                    -5.21%
Non-Investment-Grade                        -5.03%
TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index         5.67%
Lehman Brothers U.S. Treasury Index          8.40%
3-Month Treasury Bill                        2.21%
10-Year Treasury Note                       10.25%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
California Long-Term Tax-Free

Total Returns as of February 29, 2008
                                                         Average Annual Returns
                          6                                                   Since    Inception
                          months(1)     1 year       5 years     10 years   Inception     Date

INVESTOR CLASS              -1.51%      -3.30%        2.72%       4.15%       6.71%     11/9/83

LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                  -5.21%      -8.63%        3.43%       4.76%     8.20%(2)       --

LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(3)          -3.37%      -5.30%        2.52%       3.67%     6.72%(4)       --

INVESTOR CLASS'S LIPPER
RANKING
 as of 2/29/2008(3)           --       35 of 117    42 of 102    16 of 73   1 of 1(4)      --
 as of 3/31/2008(3)           --       41 of 118    45 of 102    16 of 73   1 of 1(4)      --

A Class                                                                                 9/28/07
 No sales charge*             --          --           --           --      -3.03%(1)
 With sales charge*           --          --           --           --      -7.37%(1)

B Class                                                                                 9/28/07
 No sales charge*             --          --           --           --      -3.34%(1)
 With sales charge*           --          --           --           --      -8.34%(1)

C Class                                                                                 9/28/07
 No sales charge*             --          --           --           --      -3.33%(1)
 With sales charge*           --          --           --           --      -4.28%(1)

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00%
the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 10/31/83, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 11/10/83, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

California Long-Term Tax-Free

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1998

One-Year Returns Over 10 Years
Periods ended February 28 (except as noted)
               1999    2000*     2001    2002    2003   2004*   2005    2006    2007    2008*
Investor
Class         6.17%    -4.68%   14.08%  6.68%   6.62%   5.95%   2.46%  3.77%   4.99%   -3.30%

Lehman
Brothers
Long-Term
Municipal
Bond Index    6.40%    -6.23%   16.39%  7.18%   8.03%   7.70%   5.79%  6.58%   6.67%   -8.63%

*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
California Long-Term Tax-Free

Lead Portfolio Manager: Dave MacEwen
Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

California Long-Term Tax-Free returned -1.51%* for the six months ended
February 29, 2008. By comparison, the Lehman Brothers Long-Term Municipal Bond
Index returned -5.21%, while the California Municipal Debt Funds tracked by
Lipper had an average return of -3.37%. See page 3 for additional performance comparisons.

The portfolio's negative absolute return reflected the difficult investment climate for municipal bonds during the six-month period (see the Market
Perspective on page 2). The fund and Lipper group average outperformed the
Lehman Index because the longest-term municipal bonds, whose performance the index measures, were the worst-performing segment of the market. In terms of contribution to the fund's return, our duration and yield curve position helped performance, while our holdings in insured and long-term bonds limited results.

DURATION, CURVE POSITION HELPED

We typically manage duration conservatively, keeping it in a narrow band around that of our benchmark, preferring to add value through individual security selection and credit research. But during the last reporting period, we kept duration short of our benchmark because of our concern about the technical (supply-and-demand) dislocations in the market. Having a relatively short duration limited our losses compared with the index as the market sold off.

In addition, we helped performance relative to the index and peer group by virtue of a yield-curve steepening bias we had in place using two- and 10-year
Treasury futures contracts. A number of rate cuts by the Federal Reserve drove down short-term yields sharply, while inflation fears kept yields on longer-term notes and bonds from falling as much. As a result, the difference in yield on two- and 10-year Treasuries went from 43 to 210 basis points (a basis point equals 0.01%).

Portfolio at a Glance
                                         As of         As of
                                        2/29/08       8/31/07
Weighted Average Maturity             12.4 years    13.9 years
Average Duration (Modified)            9.4 years     7.4 years

Yields as of February 29, 2008
30-Day SEC Yield
Investor Class                                         4.11%
A Class                                                3.67%
B Class                                                3.06%
C Class                                                3.38%
Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket                                     6.04%
34.70% Tax Bracket                                     6.29%
39.23% Tax Bracket                                     6.76%
41.05% Tax Bracket                                     6.97%

(1) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
5

California Long-Term Tax-Free

LONG-TERM BONDS UNDERPERFORMED

The longest-term municipal bonds underperformed, hurt by forced selling from hedge funds and other highly levered investors. At the same time, many short-term, variable-rate securities began to be reissued as long-term debt.
Add it all up, and the yield on 30-year municipals actually increased over the course of the six months. So our exposure to long-term municipals limited the fund's absolute return. But in relative terms, it helped that we trimmed our exposure to long bonds, which also helped us manage our duration and yield curve position.

INSURED BONDS LAGGED

A key factor limiting the portfolio's return was our exposure to insured bonds, which made up a little less than 50% of assets at the end of February.
We held a large position in insured bonds because we spent much of 2007 trading up in credit quality in anticipation of an economic slowdown. Though our economic call was correct, these securities underperformed because of concern that losses on subprime loans in other parts of the bond insurers'
business would affect the backing they provide for many municipal bonds.

It's important to point out that the credit rating of the bond insurers has no effect on the underlying quality of the municipal bonds they insure, and that the municipal market has historically been an exceptionally safe investment with default rates much lower than on taxable bonds. What's more, our experienced municipal credit research team performs a thorough review of all the bonds we purchase. As a result, we have faith in the underlying credit quality of the bonds in the portfolio.

OUTLOOK

"We think it's reasonable to expect more volatility in the municipal market near term," explained Steven Permut, "because hedge fund deleveraging is likely to continue and many short-term, variable-rate notes are being repackaged as long-term bonds. However," Permut continued, "we believe this is a much better buying than selling window for long-term investors, because municipal bonds are so attractive compared with fully taxable investments. In that sort of environment, we're likely to continue to manage duration conservatively and look for opportunities to add attractively valued securities trading at temporarily depressed levels."

Portfolio Composition by Credit Rating
                         % of fund        % of fund
                        investments      investments
                           as of            as of
                          2/29/08          8/31/07
AAA                         53%              55%
AA                           9%               8%
A                           22%              23%
BBB                         14%              14%
Not Rated                    2%               --

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of February 29, 2008
                                          % of fund
                                         investments
Certificate of Participation
(COPs)/Leases                                23%
General Obligation (GO)                      14%
Prerefunded                                  13%
Water/Sewer/Gas Revenue                      12%
Hospital Revenue                             10%

------
6

SCHEDULE OF INVESTMENTS
California Long-Term Tax-Free

FEBRUARY 29, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 96.9%

CALIFORNIA -- 95.9%
    $ 2,100,000  Anaheim Redevelopment Agency Tax Allocation Rev.,
                 Series 2007 A, (Anaheim Merged Redevelopment
                 Area), 5.00%, 2/1/31 (FSA)(1)                         $ 1,990,212
      5,235,000  Antioch Public Financing Auth. Lease Rev., Series
                 2002 A, (Municipal Facilities), 5.50%, 1/1/32
                 (MBIA)(1)                                               5,238,667
      4,730,000  Antioch Public Financing Auth. Lease Rev., Series
                 2002 B, (Municipal Facilities), 5.625%, 1/1/22
                 (MBIA)(1)                                               4,840,796
      6,005,000  Antioch Public Financing Auth. Lease Rev., Series
                 2002 B, (Municipal Facilities), 5.625%, 1/1/27
                 (MBIA)(1)                                               6,039,649
      3,445,000  Association of Bay Area Governments Tax
                 Allocation Rev., Series 2007 A, 5.00%, 9/1/33
                 (Ambac)(1)                                              3,232,719
      1,395,000  Avenal Public Financing Auth. Rev., 5.00%,
                 9/1/25(1)                                               1,300,893
        610,000  Banning COP, (Wastewater System Refunding &
                 Improvement), 8.00%, 1/1/19 (Ambac)                       711,059
      1,205,000  Berryessa Union School District GO, Series 2001
                 B, (Election of 1999), 5.375%, 8/1/11,
                 Prerefunded at 101% of Par (FSA)(1)(2)                  1,304,099
      1,205,000  Berryessa Union School District GO, Series 2001
                 B, (Election of 1999), 5.375%, 8/1/11,
                 Prerefunded at 101% of Par (FSA)(1)(2)                  1,304,099
      3,500,000  Big Bear Lake Water Rev., 6.00%, 4/1/22 (MBIA)(1)       3,819,935
      5,000,000  California County Tobacco Securitization Agency
                 Rev., 5.25%, 6/1/46(1)                                  4,121,150
      1,000,000  California Economic Recovery Rev., Series 2004
                 C1, VRDN, 3.63%, 3/3/08 (SBBPA: Landesbank
                 Baden-Wuerttemberg)                                     1,000,000
      2,000,000  California Educational Facilities Auth. Rev.,
                 (University of Pacific), 5.25%, 11/1/34                 1,914,880

Principal Amount                                                             Value

    $ 8,570,000  California Educational Facilities Auth. Rev.,
                 (University of Southern California), 5.50%,
                 10/1/27(1)                                            $ 8,658,357
      1,920,000  California Educational Facilities Auth. Rev.,
                 (Western University Health Sciences), 6.00%,
                 10/1/32                                                 2,133,830
      1,220,000  California Educational Facilities Auth. Rev.,
                 Series 2004 C, (Lutheran University), 5.00%,
                 10/1/29                                                 1,076,028
      2,000,000  California Educational Facilities Auth. Rev.,
                 Series 2005 A, (University La Verne), 5.00%,
                 6/1/35 (GO of University)                               1,691,780
      5,000,000  California Educational Facilities Auth. Rev.,
                 Series 2007 A, (Claremont Graduate University),
                 5.00%, 3/1/42                                           4,497,400
      3,000,000  California GO, 6.125%, 10/1/11 (Ambac)                  3,280,260
      3,000,000  California GO, 5.00%, 2/1/14                            3,222,450
     10,000,000  California GO, 4.00%, 8/1/17(1)                         9,585,799
      7,300,000  California GO, 5.00%, 11/1/32(1)                        6,866,088
      8,000,000  California GO, 5.00%, 6/1/34(1)                         7,504,000
      6,000,000  California GO, 5.00%, 11/1/37(1)                        5,612,940
        400,000  California GO, Series 2004 A5, (Daily
                 Kindergarten University), VRDN, 3.85%, 3/3/08
                 (LOC: Citibank N.A. and California State Teachers
                 Retirement System)                                        400,000
      3,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1989 A, (Kaiser Permanente), 7.15%,
                 10/1/09(1)(3)                                           2,856,000
      7,165,000  California Health Facilities Financing Auth.
                 Rev., Series 1993 C, (St. Francis Memorial
                 Hospital), 5.875%, 11/1/23(1)(2)                        7,969,988
      6,500,000  California Health Facilities Financing Auth.
                 Rev., Series 2007 A, (Sutter Health), 5.25%,
                 11/15/46(1)                                             5,974,670
      1,000,000  California Infrastructure & Economic Development
                 Bank Rev., (Performing Arts Center of Los Angeles
                 County), 5.00%, 12/1/37                                   897,540
      4,000,000  California Public Works Board Lease Rev., Series
                 1993 A, (Department of Corrections), 5.00%,
                 12/1/19 (Ambac)(1)                                      4,041,560

------
7

California Long-Term Tax-Free

Principal Amount                                                             Value

    $ 2,400,000  California Public Works Board Lease Rev., Series
                 2003 C, (Department of Corrections), 5.00%, 6/1/24    $ 2,228,064
      6,000,000  California Public Works Board Lease Rev., Series
                 2005 A, (Department of General Services -
                 Butterfield), 5.25%, 6/1/30(1)                          5,704,860
      2,835,000  California Public Works Board Lease Rev., Series
                 2006 E, (University of California Research),
                 5.00%, 10/1/31(1)                                       2,634,651
      9,500,000  California Public Works Board Lease Rev., Series
                 2006 G, (California State University), 5.00%,
                 11/1/31(1)                                              8,721,759
      2,590,000  California Public Works Board Lease Rev., Series
                 2006 G, (Physical Science Replacement Building,
                 Wing A, Los Angeles Campus), 5.00%, 11/1/26(1)          2,394,300
      3,370,000  California Public Works Board Lease Rev., Series
                 2006 H, (Department of Corrections &
                 Rehabilitation), 5.00%, 11/1/31(1)                      3,093,930
      9,815,000  California Statewide Communities Development
                 Auth. Rev., Series 1998 A, (Sherman Oaks), 5.00%,
                 8/1/22 (Ambac)(1)                                       9,936,607
     12,050,000  California Statewide Communities Development
                 Auth. Rev., Series 2001 C, (Kaiser Permanente),
                 5.25%, 8/1/31(1)                                       11,257,350
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2005 A, (Thomas Jefferson
                 School of Law), 4.875%, 10/1/35                         1,033,060
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2006 B, (Kaiser Permanente),
                 5.25%, 3/1/45(1)                                        4,575,950
      5,695,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 88-1),
                 6.50%, 9/1/14 (FSA)(1)                                  5,801,781
      1,125,000  Carlsbad Unified School District GO, Series 2007
                 A, (Election of 2006), 5.25%, 8/1/32 (MBIA)             1,113,953

Principal Amount                                                             Value

    $ 1,520,000  Castaic Lake Water Agency COP, Series 1994 A,
                 (Water System Improvement), 7.00%, 8/1/12 (MBIA)      $ 1,720,716
      5,725,000  City of Escondido COP, 5.00%, 9/1/30 (Ambac)(1)         5,478,997
      7,500,000  City of Vista COP, (Community Projects), 5.00%,
                 5/1/37 (MBIA)                                           7,019,550
      1,320,000  Coalinga Public Financing Auth. Local Obligation
                 Rev., Series 1998 A, 6.375%, 9/15/21 (Ambac)            1,503,718
      2,615,000  Concord Joint Powers Financing Auth. Lease Rev.,
                 (Concord Avenue Parking Structure), 5.125%, 3/1/23      2,592,040
      2,580,000  Concord Joint Powers Financing Auth. Lease Rev.,
                 (Police Facilities), 5.25%, 8/1/13                      2,714,134
      1,890,000  Contra Costa Water District Rev., Series 1992 E,
                 6.25%, 10/1/12 (Ambac)                                  2,009,883
      3,590,000  Fontana Redevelopment Agency Tax Allocation Rev.,
                 (Sierra Corridor), 5.50%, 9/1/34                        3,380,416
      2,000,000  Foothill-De Anza Community College District GO,
                 Series 2007 A, (Election of 2006), 5.00%, 8/1/27
                 (Ambac)                                                 1,944,220
      2,225,000  Fresno Sewer Rev., Series 1993 A, 6.25%, 9/1/14
                 (Ambac)                                                 2,432,392
     15,070,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)      13,470,620
      4,705,000  Hillsborough School District GO, Series 2006 B,
                 (Election of 2002), 4.86%, 9/1/29(3)                    1,361,533
      5,010,000  Hillsborough School District GO, Series 2006 B,
                 (Election of 2002), 4.87%, 9/1/30(3)                    1,362,570
      5,335,000  Hillsborough School District GO, Series 2006 B,
                 (Election of 2002), 4.88%, 9/1/31(3)                    1,369,388
      5,000,000  Huntington Beach Union High School District GO,
                 (Election of 2004), 5.00%, 8/1/31 (MBIA)(3)             1,260,600
      9,350,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/29 (Ambac)(1)                      9,374,964
      3,000,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 A, (San Juan Mobile Estates), 5.125%,
                 5/15/41                                                 2,467,020

------
8

California Long-Term Tax-Free

Principal Amount                                                             Value

    $ 2,500,000  Inglewood Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A1, 5.00%, 5/1/33 (Ambac)           $ 2,349,975
      1,815,000  Kern High School District GO, 7.15%, 8/1/14
                 (MBIA)(2)                                               2,174,316
      1,340,000  Kern High School District GO, Series 1992 C,
                 (Election of 1990), 6.25%, 8/1/13 (MBIA)(2)             1,526,407
      3,630,000  Kern High School District GO, Series 1993 D,
                 7.00%, 8/1/17 (MBIA)(2)                                 4,179,183
      1,250,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                 6), 5.60%, 2/1/34                                       1,176,788
      5,190,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (School District Projects), 5.00%, 2/1/37               4,399,874
      1,335,000  Little Lake City School District GO, Series 2000
                 A, 6.125%, 7/1/10, Prerefunded at 101% of Par
                 (FSA)(2)                                                1,446,473
      2,240,000  Lodi Unified School District COP, Series 2005 A,
                 (Aspire), 5.00%, 8/1/32 (FGIC)                          2,104,682
      1,605,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza
                 Parking Facility), 5.25%, 11/1/21                       1,615,513
      3,425,000  Los Angeles Department of Water & Power Rev.,
                 Series 2007 A2, (Water System), 5.00%, 7/1/44
                 (Ambac)                                                 3,199,395
      8,000,000  Metropolitan Water District of Southern
                 California Rev., 5.75%, 8/10/18(1)                      8,856,239
      3,000,000  Metropolitan Water District of Southern
                 California Rev., Series 2006 B, 4.375%, 7/1/37          2,550,810
      9,095,000  Modesto, Stockton, Redding Public Power Agency
                 Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20
                 (MBIA)(1)(2)                                           10,599,767
      1,065,000  Mountain View School District Santa Clara County
                 GO, Series 2000 B, 6.125%, 7/1/10, Prerefunded at
                 101% of Par (FSA)(2)                                    1,152,916
      1,000,000  New Haven Unified School District GO, 12.00%,
                 8/1/18 (FSA)                                            1,619,900
      6,000,000  Northern Inyo County Local Hospital District GO,
                 5.60%, 8/1/35(1)                                        5,999,700

Principal Amount                                                             Value

    $ 6,110,000  Oakland Redevelopment Agency Tax Allocation Rev.,
                 (Central District), 5.50%, 2/1/14 (Ambac)(1)          $ 6,459,431
      1,680,000  Oceanside COP, Series 2003 A, 5.25%, 4/1/17
                 (Ambac)                                                 1,740,917
      4,650,000  Orange County Community Facilities District No.
                 2004-1 Special Tax Rev., Series 2005 A, (Ladera
                 Ranch), 5.20%, 8/15/34                                  4,057,079
        850,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, 5.00%, 9/2/26                         724,872
      1,250,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, 5.05%, 9/2/33                       1,029,038
      2,000,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 5.00%, 9/2/28            1,679,680
      2,000,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 5.10%, 9/2/33            1,658,860
      3,100,000  Oxnard School District GO, Series 2001 A, 5.75%,
                 8/1/22 (MBIA)(1)                                        3,436,319
      2,240,000  Pasadena COP, (Old Pasadena Parking Facility),
                 6.25%, 1/1/18                                           2,517,984
      1,450,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                    1,233,747
      2,500,000  Pico Rivera Water Auth. Rev., Series 1999 A,
                 (Water Systems), 5.50%, 5/1/29 (MBIA)                   2,514,750
      1,000,000  Pomona Unified School District GO, Series 2000 A,
                 6.55%, 8/1/29 (MBIA)                                    1,131,140
      1,000,000  Pomona Unified School District GO, Series 2001 A,
                 6.15%, 8/1/30 (MBIA)                                    1,081,560
      1,110,000  Poway Redevelopment Agency COP, (Paguay
                 Redevelopment), 5.375%, 12/15/20 (Ambac)                1,140,592
      3,000,000  Poway Unified School District Special Tax Rev.,
                 (Community Facilities District No. 6-4), 5.125%,
                 9/1/35                                                  2,564,580
      1,580,000  Riverside Redevelopment Agency Rev., Series 2004
                 A, (Housing Set-Aside Tax Allocation), 5.00%,
                 8/1/28 (FGIC)                                           1,488,534

------
9

California Long-Term Tax-Free

Principal Amount                                                             Value

    $ 1,500,000  Sacramento City Financing Auth. Lease Rev.,
                 Series 1993 A, 5.40%, 11/1/20 (Ambac)                 $ 1,564,455
      1,000,000  Saddleback Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 1997 A,
                 6.00%, 9/1/16 (FSA)                                     1,138,900
      4,640,000  San Diego County COP, (Burnham Institute), 6.25%,
                 9/1/09, Prerefunded at 101% of Par(2)                   4,915,709
     10,400,000  San Diego County COP, Linked Security, ARC, YCC,
                 5.625%, 9/1/12 (Ambac)(1)                              10,838,359
      2,715,000  San Marcos Public Facilities Auth. Rev., Series
                 2000 A, (Tax Increment Project Area 3), 6.75%,
                 10/1/10                                                 3,023,125
      3,535,000  San Mateo County Joint Powers Financing Auth.
                 Lease Rev., Series 1993 A, (Capital Projects
                 Program), 6.50%, 7/1/15 (MBIA)                          4,006,216
      4,000,000  San Mateo County Joint Powers Financing Auth.
                 Lease Rev., Series 1993 A, (Capital Projects
                 Program), 6.00%, 7/1/19 (MBIA)                          4,471,440
      3,355,000  Santa Barbara County Waterfront GO, 5.50%,
                 10/1/22 (Ambac)                                         3,435,755
      2,000,000  Santa Margarita-Dana Point Auth. Rev., Series
                 1994 B, (Improvement Districts 3, 3A, 4, 4A),
                 7.25%, 8/1/14 (MBIA)                                    2,405,640
      2,470,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                 4/1/25                                                  2,269,979
      2,500,000  South Coast Air Quality Management District
                 Building Corp. Rev., (Installment Sale
                 Headquarters), 6.00%, 8/1/11 (Ambac)                    2,646,300
      2,705,000  South Gate COP, Series 2002 A, 5.50%, 9/1/21
                 (Ambac)                                                 2,786,880
      2,000,000  South Orange County Public Financing Auth.
                 Special Tax Rev., Series 1994 A, (Senior Lien),
                 7.00%, 9/1/11 (MBIA)                                    2,251,540
      2,315,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, 5.00%, 10/1/28 (Ambac)                   2,153,876
      7,315,000  Southern California Public Power Auth. Rev.,
                 (Multiple Projects), 6.75%, 7/1/12 (FSA)                8,339,758

Principal Amount                                                             Value

    $ 3,730,000  Southern California Public Power Auth. Rev.,
                 (Multiple Projects), 6.75%, 7/1/13 (FSA)              $ 4,303,674
      1,195,000  Stanton Redevelopment Agency Tax Allocation Rev.,
                 (Community Development), 5.45%, 12/1/17 (Ambac)         1,218,649
      2,850,000  Stockton Health Facilities Auth. Rev., Series
                 1997 A, (Dameron Hospital Association), 5.70%,
                 12/1/14                                                 2,881,920
      2,000,000  Taft Public Financing Auth. Lease Rev., Series
                 1997 A, (Community Correctional Facility
                 Acquisition), 6.05%, 1/1/17                             2,115,920
      2,885,000  Torrance COP, Series 2005 B, (Refinancing &
                 Public Improvement), 5.25%, 6/1/34 (Ambac)              2,745,943
      1,215,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.50%, 10/15/18                          1,208,160
      1,285,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.50%, 10/15/19                          1,266,483
      2,500,000  Ukiah Electric Rev., 6.25%, 6/1/18 (MBIA)               2,767,600
        370,000  University of California Rev., Series 2004 A,
                 (UCLA Medical Center), 5.50%, 5/15/24 (Ambac)             375,654
        630,000  University of California Rev., Series 2004 A,
                 (UCLA Medical Center), 5.50%, 5/15/24,
                 Prerefunded at 101% of Par (Ambac)(2)                     690,707
      1,445,000  Walnut Valley Unified School District GO, Series
                 1992 B, 6.00%, 8/1/10 (Ambac)(2)                        1,549,994
      3,020,000  Watsonville Insured Hospital Rev., Series 1996 A,
                 (Community Hospital), 6.20%, 7/1/12 (California
                 Mortgage Insurance)(2)                                  3,241,608
      3,880,000  Woodland COP, (Wastewater System Reference),
                 5.75%, 3/1/12 (Ambac)                                   4,028,177
                                                                      ------------
                                                                       407,099,316
                                                                      ------------
PUERTO RICO -- 1.0%
      4,000,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 II, 5.375%, 7/1/12 (XLCA)                          4,359,880
                                                                      ------------
TOTAL MUNICIPAL SECURITIES
(Cost $419,049,348)                                                    411,459,196
                                                                      ------------

------
10

California Long-Term Tax-Free

Principal Amount                                                             Value

Municipal Derivatives -- 0.3%

CALIFORNIA -- 0.3%
    $ 1,000,000  San Diego County Water Auth. Rev. COP,
                 (Registration Rites), Yield Curve Notes, Inverse
                 Floater, 7.99%, 4/22/09 (FGIC)(4)                     $ 1,071,050
(Cost $1,007,650)
                                                                      ------------

Principal Amount                                                             Value

Temporary Cash Investments -- 0.2%

        765,000  Federated California Municipal Cash Trust               $ 765,000
(Cost $765,000)
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 97.4%
(Cost $420,821,998)                                                    413,295,246
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 2.6%                                    11,196,136
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $424,491,382
                                                                      ============

Futures Contracts
                                                  Underlying Face     Unrealized
    Contracts Purchased       Expiration Date     Amount at Value    Gain (Loss)

     792  U.S. Treasury
          2-Year Notes           June 2008         $170,218,125       $1,459,629
                                                   ============      ============

                                                  Underlying Face     Unrealized
      Contracts Sold          Expiration Date     Amount at Value    Gain (Loss)

     229  U.S. Long Bond         June 2008          $27,165,125       $(687,515)
                                                   ============      ============

Swap Agreements
                                                      Expiration      Unrealized
Notional Amount   Description of Agreement               Date        Gain (Loss)
INTEREST RATE
     $10,000,000  Receive semiannually a variable     April 2028
                  rate based on the weekly
                  Securities Industry and
                  Financial Markets Association
                  Municipal Swap Index and pay
                  semiannually a fixed rate equal
                  to 4.05% with Morgan Stanley
                  Capital Services, Inc.                              $(292,477)
                                                                     ============

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

ARC = Auction Rate Certificate

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.

XLCA = XL Capital Ltd.

YCC = Yield Curve Certificate

(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.

(2) Escrowed to maturity in U.S. government securities or state and local government securities.

(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------
11

PERFORMANCE
California High-Yield Municipal

Total Returns as of February 29, 2008
                                                        Average Annual Returns
                         6                                                 Since      Inception
                         months(1)     1 year      5 years    10 years   Inception       Date

INVESTOR CLASS             -3.92%      -5.90%       3.76%      4.84%       5.90%       12/30/86

LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                 -5.21%      -8.63%       3.43%      4.76%      6.89%(2)        --

LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(3)         -3.37%      -5.30%       2.52%      3.67%      5.67%(2)        --

INVESTOR CLASS'S
LIPPER RANKING
 as of 2/29/2008(3)          --       84 of 117    1 of 102   1 of 73    6 of 23(2)       --
 as of 3/31/2008(3)          --       87 of 118    1 of 102   1 of 73    5 of 23(2)       --

A Class                                                                                1/31/03
 No sales charge*          -4.04%      -6.14%       3.51%        --        3.73%
 With sales charge*        -8.39%      -10.38%      2.55%        --        2.80%

B Class                                                                                1/31/03
 No sales charge*          -4.40%      -6.84%       2.73%        --        2.96%
 With sales charge*        -9.40%      -10.84%      2.55%        --        2.79%

C Class                                                                                1/31/03
 No sales charge*          -4.40%      -6.84%       2.78%        --        3.01%
 With sales charge*        -5.34%      -6.84%       2.78%        --        3.01%

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00%
the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.
  The data contained herein has been obtained from company reports, financial reporting s ervices, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

California High-Yield Municipal

Growth of $10,000 Over 10 Years
$10,000 investment made February 28, 1998

One-Year Returns Over 10 Years
Periods ended February 28 (except as noted)
               1999    2000*     2001    2002    2003   2004*   2005    2006    2007    2008*
Investor
Class         6.59%    -3.94%   13.40%  6.77%   7.61%   7.01%   5.62%  6.96%   5.76%   -5.90%

Lehman
Brothers
Long-Term
Municipal
Bond Index    6.40%    -6.23%   16.39%  7.18%   8.03%   7.70%   5.79%  6.58%   6.67%   -8.63%

*Period ended February 29.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
13

PORTFOLIO COMMENTARY
California High-Yield Municipal

Lead Portfolio Manager and Macro Strategy Team Representative: Steven Permut

PERFORMANCE SUMMARY

California High-Yield Municipal returned -3.92%* for the six months ended
February 29, 2008. By comparison, the Lehman Brothers Long-Term Municipal Bond
Index returned -5.21%, while the California Municipal Debt Funds tracked by
Lipper had an average return of -3.37%. Longer-term, the portfolio's average annual returns ranked #1 in its Lipper group for the five- and 10-year periods ended February 28, 2008. See page 12 for additional performance comparisons.

The portfolio's negative absolute return reflected the difficult investment climate for high-yield municipal bonds over the six-month period (see the
Market Perspective on page 2). The fund and Lipper group average outperformed the Lehman Index because the longest-term municipal bonds, whose performance the index measures, were the worst-performing segment of the market. Looking at positive contributors to return, the fund benefited from its shorter duration, yield curve position, and some of our sector allocation and cash management decisions.

HIGH-YIELD UNDERPERFORMED

By some measures, the period was the worst in municipal market history, with
February being the single most difficult month on record. Rather than being a reflection of changes in investment fundamentals, this performance was primarily because of technical (supply and demand) factors related to downgrades of municipal bond insurers and forced selling by highly leveraged hedge funds and other institutional investors. These issues are exacerbated for high-yield municipal bonds, which tend to be less liquid (not as easily bought and sold) than investment-grade bonds. As a result, the Lehman Brothers
Non-Investment-Grade Municipal Bond Index was down more than 5% for the six months, even as some high-quality, short-term municipal bonds managed positive returns. This helps explain the fund's underperformance of the Lipper group average, which primarily reflects the return of investment-grade portfolios.

Portfolio at a Glance
                                      As of          As of
                                     2/29/08        8/31/07
Weighted Average Maturity           14.3 years    15.7 years
Average Duration (Modified)         9.2 years      7.9 years

Yields as of February 29, 2008
30-Day SEC Yield
Investor Class                                       4.50%
A Class                                              4.05%
B Class                                              3.46%
C Class                                              3.46%
Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket                                   6.62%
34.70% Tax Bracket                                   6.89%
39.23% Tax Bracket                                   7.41%
41.05% Tax Bracket                                   7.63%

(1) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns and yields referenced in this commentary are for Investor
Class shares. Total returns for periods less than one year are not annualized.

------
14

California High-Yield Municipal

DURATION, CURVE POSITIONING CONTRIBUTED

Municipal bond performance was worst for 30-year securities, which were further hurt by supply concerns as some issuers converted short-term, variable-rate debt into long bonds. We'd been selling long-term bonds prior to
February, helping us avoid the worst of the selloff. We used those trades to help manage the fund's duration (price sensitivity to interest rate changes)
and yield curve position.

Having a shorter duration contributed to return relative to the benchmark. It also helped performance to have a yield-curve steepening bias using municipal bonds and two- and 10-year Treasury futures. Both the municipal and Treasury yield curves steepened during the period, benefiting performance.

SECTOR ALLOCATIONS, CASH MANAGEMENT HELPED

The portfolio's relative performance also benefited from our underweight position in tobacco and airline bonds, which lagged for the six months. In addition, we added some auction-rate bonds at very attractive yields. We were able to add these securities with short, cash-like maturities offering tax-free yields of 8% or 9% or more.

We also continued a theme we've been writing about for some time now, trading up in credit quality and increasing the portfolio's diversification in anticipation of an economic slowdown. So, while the dislocation and underperformance of lower-quality bonds made for a painful six months, it provided us with some attractive buying opportunities. For example, we were able to swap some bonds into higher-quality, better-structured deals with the same or better coupons.

OUTLOOK

"We think it's reasonable to expect more volatility in the municipal market near term," explained Steven Permut, "because hedge fund deleveraging is likely to continue and many short-term, variable-rate notes are being repackaged as long-term bonds. However," Permut continued, "we believe this is a much better buying than selling window for long-term investors, because municipal bonds are so attractive compared with fully taxable investments. In that sort of environment, we're likely to continue to manage duration conservatively and look for opportunities to add attractively valued securities trading at temporarily depressed levels."

Portfolio Composition by Credit Rating
                          % of fund       % of fund
                         investments     investments
                            as of           as of
                           2/29/08         8/31/07
AAA                          40%             30%
AA                           10%              4%
A                             8%              7%
BBB                           9%             14%
BB                            --              1%
Unrated                      33%             44%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of February 29, 2008
                                          % of fund
                                         investments
Land Secured                                 31%
Prerefunded                                  17%
General Obligation (GO)                       8%
Tax Allocation Revenue                        8%
Hospital Revenue                              5%

------
15

SCHEDULE OF INVESTMENTS
California High-Yield Municipal

FEBRUARY 29, 2008 (UNAUDITED)

Principal Amount                                                             Value

Municipal Securities -- 97.5%

CALIFORNIA -- 94.0%
    $ 1,000,000  ABC Unified School District GO, Series 2000 B,
                 6.14%, 8/1/21 (FGIC)(1)                                 $ 466,640
      2,000,000  Alameda Public Financing Auth. Local Agency Rev.,
                 Series 1996 A, (Community Facilities District No.
                 1), 7.00%, 8/1/19(2)                                    2,013,100
      2,600,000  Aliso Viejo Community Facilities District No.
                 2005-01 Special Tax Rev., (Glenwood at Aliso
                 Viejo), 6.00%, 9/1/38                                   2,369,406
      1,200,000  Anaheim Public Financing Auth. Lease Rev., Series
                 1997 A, 6.00%, 9/1/24 (FSA)(2)                          1,305,072
      1,700,000  Anaheim Redevelopment Agency Tax Allocation Rev.,
                 Series 2007 A, (Anaheim Merged Redevelopment
                 Area), 5.00%, 2/1/31 (FSA)(2)                           1,611,126
      3,000,000  Association of Bay Area Governments Finance Auth.
                 for Nonprofit Corps. COP, (Eskaton Gold River
                 Lodge), 6.375%, 11/15/08, Prerefunded at 102% of
                 Par(3)                                                  3,137,490
        695,000  Association of Bay Area Governments Finance Auth.
                 for Nonprofit Corps. COP, (Eskaton Gold River
                 Lodge), 6.375%, 11/15/08, Prerefunded at 102% of
                 Par(3)                                                    722,181
      2,875,000  Beaumont Financing Auth. Local Agency Rev.,
                 Series 2004 D, 5.80%, 9/1/35                            2,543,656
        855,000  Beaumont Financing Auth. Local Agency Rev.,
                 Series 2005 C, 5.50%, 9/1/29                              777,366
      4,000,000  Beaumont Financing Auth. Local Agency Rev.,
                 Series 2005 C, 5.50%, 9/1/35                            3,380,720
      2,700,000  Beaumont Financing Auth. Local Agency Rev.,
                 Series 2006 A, 5.35%, 9/1/36                            2,222,937
      1,490,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2005 B, 5.40%, 9/1/35                      1,240,798
      1,190,000  Berryessa Unified School District GO, Series 2000
                 A, 6.18%, 8/1/21 (FSA)(1)                                 583,552
      1,220,000  Berryessa Unified School District GO, Series 2000
                 A, 6.05%, 8/1/22 (FSA)(1)                                 560,993

Principal Amount                                                             Value

    $ 1,000,000  Berryessa Unified School District GO, Series 2000
                 A, 6.06%, 8/1/23 (FSA)(1)                               $ 431,810
     13,950,000  California Economic Recovery GO, Series 2008 B,
                 5.00%, 3/1/11(2)                                       14,529,482
      1,505,000  California Educational Facilities Auth. Rev.,
                 (Western University Health Sciences), 6.00%,
                 10/1/21(2)                                              1,667,886
      2,500,000  California GO, 5.25%, 8/1/32 (FSA)(2)                   2,555,450
      5,500,000  California GO, 5.00%, 11/1/32(2)                        5,173,080
      5,000,000  California GO, 5.00%, 9/1/35(2)                         4,687,950
      4,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1989 A, (Kaiser Permanente), 7.15%,
                 10/1/12 (Ambac)(1)(2)                                   3,376,040
      2,500,000  California Health Facilities Financing Auth.
                 Rev., Series 1998 A, (Kaiser Permanente), 5.50%,
                 6/1/22 (FSA)(2)(3)                                      2,560,275
      2,275,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2002 B, (The RAND Corp.), VRDN,
                 6.00%, 3/3/08 (Ambac) (SBBPA: JPMorgan Chase
                 Bank)(2)                                                2,275,000
      4,410,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2000 B, (Union City Tropics), 7.30%,
                 8/15/10                                                 4,907,757
      1,905,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2001 B, (Rancho Vallecitos - San Marcos),
                 6.75%, 11/15/36                                         1,831,353
      6,345,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2003 B, (Palomar Estates E&W), 7.00%,
                 9/15/36(2)                                              6,294,367
      2,000,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2006 B, (Union City Tropics), 5.50%,
                 12/15/41                                                1,607,700
      2,000,000  California Public Works Board Lease Rev., Series
                 1993 D, (Department of Corrections), 5.25%,
                 6/1/15 (FSA)(2)                                         2,139,460
      6,000,000  California Public Works Board Lease Rev., Series
                 2005 A, (Department of General Services -
                 Butterfield), 5.25%, 6/1/30(2)                          5,704,860

------
16

California High-Yield Municipal

Principal Amount                                                             Value

    $ 1,305,000  California State and Local Government Financing
                 Auth. Rev., Series 1997 B, (Marin Valley Mobile
                 Country), 7.50%, 10/1/24                              $ 1,317,737
      4,630,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event Center),
                 6.00%, 7/1/12, Prerefunded at 101% of Par(2)(3)         5,178,424
      2,455,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event Center),
                 7.00%, 7/1/12, Prerefunded at 102% of Par(2)(3)         2,832,481
     10,000,000  California State University Rev., Series 2005 C,
                 (Systemwide Financing Program), 5.00%, 11/1/30
                 (MBIA)(2)                                               9,708,799
      2,550,000  California Statewide Communities Development
                 Auth. COP, (Sonoma County Indian Health), 6.40%,
                 9/1/29(2)                                               2,570,936
      1,070,000  California Statewide Communities Development
                 Auth. Rev., (Drew School), 5.30%, 10/1/37                 870,573
      1,945,000  California Statewide Communities Development
                 Auth. Rev., (Thomas Jefferson School of Law),
                 7.75%, 10/1/11, Prerefunded at 101% of Par(2)(3)        2,235,894
      4,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2001 C, (Kaiser Permanente),
                 5.25%, 8/1/31(2)                                        3,736,880
      1,225,000  California Statewide Communities Development
                 Auth. Rev., Series 2004 D, (Kaiser Permanente),
                 VRDN, 7.15%, 3/4/08 (FSA)                               1,225,000
      9,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.50%, 11/1/38                             7,677,810
     10,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37(2)            8,452,999

Principal Amount                                                             Value

    $ 2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Lancer Educational
                 Student Housing), 5.625%, 6/1/33                      $ 2,166,375
      2,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 5.125%, 7/15/31                                1,641,600
      3,330,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 B, (Kaiser Permanente),
                 VRDN, 3.95%, 4/1/08, resets quarterly at 67% of
                 the 3-month LIBOR plus 0.78% with no caps(2)            2,485,845
      2,000,000  California Statewide Communities Development
                 Auth. Special Tax Rev., Series 2007 A, (Community
                 Facilities District No. 2007-01 Orinda Wilder),
                 6.00%, 9/1/29                                           1,840,620
      6,250,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 90-2),
                 6.00%, 9/1/33                                           5,971,625
      2,180,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 98-2),
                 5.00%, 9/1/23 (FGIC)(2)                                 2,054,236
      1,000,000  Carmel Unified School District GO, 5.50%, 8/1/25
                 (MBIA)                                                  1,013,000
      1,075,000  Cathedral City Public Financing Auth. Rev.,
                 Series 2000 A, 6.00%, 8/1/23 (MBIA)(1)                    433,268
      1,075,000  Cathedral City Public Financing Auth. Rev.,
                 Series 2000 A, 6.00%, 8/1/24 (MBIA)(1)                    401,373
      1,085,000  Cathedral City Public Financing Auth. Rev.,
                 Series 2000 A, 6.05%, 8/1/25 (MBIA)(1)                    378,307
      1,085,000  Cathedral City Public Financing Auth. Rev.,
                 Series 2000 A, 6.05%, 8/1/26 (MBIA)(1)                    351,052
      1,700,000  Chino Valley Unified School District COP, Series
                 2001 A, 5.375%, 9/1/20 (FSA)(2)                         1,773,083
      2,140,000  Chula Vista Community Facilities District No.
                 01-1 Area A Special Tax Rev., 6.10%, 9/1/10,
                 Prerefunded at 102% of Par(3)                           2,331,723

------
17

California High-Yield Municipal

Principal Amount                                                             Value

    $ 3,600,000  Chula Vista Community Facilities District No.
                 06-1 Area A Special Tax Rev., (Eastlake Woods),
                 6.20%, 9/1/33                                         $ 3,417,084
      3,705,000  Chula Vista Community Facilities District No.
                 12-I Special Tax Rev., (Otay Ranch Village
                 Seven), 5.25%, 9/1/36                                   2,984,044
      2,670,000  Chula Vista Community Facilities District No.
                 13-I Special Tax Rev., (Otay Ranch Village
                 Seven), 5.35%, 9/1/36                                   2,183,846
      7,715,000  Chula Vista Community Facilities District No.
                 99-1 Special Tax Rev., (Otay Ranch Spa One),
                 7.625%, 9/1/09, Prerefunded at 102% of Par(3)           8,400,168
      1,775,000  City of Lincoln Community Facilities District No.
                 2003-1 Special Tax Rev., (Lincoln Crossing),
                 6.00%, 9/1/13                                           2,014,448
      3,105,000  City of Tracy Community Facilities District No.
                 2006-01 Special Tax Rev., (NEI Phase II), 5.75%,
                 9/1/36                                                  2,567,742
      1,780,000  Clovis Public Financing Auth. Lease Rev.,
                 (Corporate Yard), 5.375%, 3/1/20 (Ambac)(2)             1,812,022
        490,000  Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92,
                 Cost $490,000)(4)                                         561,863
      2,000,000  Corona Department of Water & Power COP, 5.00%,
                 9/1/35 (MBIA)(2)                                        1,827,400
      1,150,000  Duarte Unified School District GO, Series 1999 B,
                 6.08%, 11/1/23 (FSA)(1)                                   489,866
      2,355,000  Duarte Unified School District GO, Series 2006 E,
                 (Election of 1998), 5.07%, 11/1/28 (FSA)(1)               717,898
      1,910,000  El Dorado County Community Facilities District
                 No. 1992-1 Special Tax Rev., 5.60%, 9/1/09              1,969,382
      2,500,000  El Dorado County Community Facilities District
                 No. 2001-1 Special Tax Rev., 6.30%, 9/1/31              2,390,675
      4,500,000  El Dorado County Community Facilities District
                 No. 2005-1 Special Tax Rev., 5.25%, 9/1/35              3,663,450
      5,000,000  Fillmore Redevelopment Agency Tax Allocation
                 Rev., Series 2006 A, (Central City
                 Redevelopment), 5.375%, 5/1/31                          4,228,000

Principal Amount                                                             Value

    $ 4,225,000  Florin Resource Conservation District COP, Series
                 1999 A, (Elk Grove Water Works), 6.75%, 9/1/09,
                 Prerefunded at 102% of Par(3)                         $ 4,552,015
      2,450,000  Folsom Community Facilities District No. 7
                 Special Tax Rev., 5.75%, 9/1/14                         2,513,553
      1,640,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/09, Prerefunded at
                 102% of Par(3)                                          1,769,134
      2,610,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/24                         2,667,081
      6,500,000  Folsom Community Facilities District No. 14
                 Special Tax Rev., 6.30%, 9/1/11                         7,236,255
      3,735,000  Folsom Public Financing Auth. Rev., Series 1997
                 A, 6.875%, 9/2/19                                       3,755,991
      3,000,000  Foothill-De Anza Community College District GO,
                 6.16%, 8/1/21 (MBIA)(1)(2)                              1,392,630
      3,000,000  Fullerton Community Facilities District No. 1
                 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32      2,998,110
      5,000,000  Fullerton Unified School District Special Tax
                 Rev., (Community Facilities District No. 1),
                 6.375%, 9/1/31(2)                                       5,036,800
      2,630,000  Glendale Unified School District GO, Series 1999
                 C, 6.00%, 9/1/22 (FSA)(2)                               2,737,173
      5,005,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.75%, 6/1/13(2)       5,694,389
      3,920,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.25%, 6/1/33(2)       4,293,772
      8,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2005 A, 5.00%, 6/1/35
                 (FGIC)                                                  7,416,560
     20,500,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(2)      18,324,335
      3,190,000  Hawaiian Gardens COP, Series 2000 A, 8.00%,
                 6/1/10, Prerefunded at 102% of Par(3)                   3,550,789
      4,625,000  Hawaiian Gardens Redevelopment Agency Tax
                 Allocation Rev., Series 2006 B, (Redevelopment
                 Project No. 1), 5.40%, 12/1/25                          4,172,028

------
18

California High-Yield Municipal

Principal Amount                                                             Value

    $ 2,670,000  Hemet Unified School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.25%, 9/1/30                                         $ 2,342,418
      1,510,000  Hemet Unified School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.25%, 9/1/35                                           1,296,154
      5,000,000  Hesperia Public Financing Auth. Rev., Series 2007
                 A, (Redevelopment and Housing), 5.50%, 9/1/32
                 (XLCA)                                                  4,843,150
      2,025,000  Hesperia Public Financing Auth. Rev., Series 2007
                 A, (Redevelopment and Housing), 5.50%, 9/1/37
                 (XLCA)                                                  1,959,066
      2,000,000  Highland Special Tax Rev., (Community Facilities
                 District No. 01-1), 6.45%, 9/1/28                       2,010,100
      3,345,000  Hillsborough School District GO, Series 2006 B,
                 (Election of 2002), 4.84%, 9/1/28(1)                    1,029,524
      5,000,000  Huntington Beach Union High School District GO,
                 (Election of 2004), 5.00%, 8/1/31 (MBIA)(1)             1,260,600
      5,000,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/29 (Ambac)(2)                      5,013,350
        500,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates), 5.55%,
                 5/15/31                                                   421,920
      1,150,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates), 5.85%,
                 5/15/41                                                   974,867
      3,430,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2007 A, (Santa Rosa Leisure Mobilehome
                 Park), 5.70%, 11/15/47                                  2,980,876
      1,970,000  Indio Redevelopment Agency Tax Allocation Rev.,
                 Series 2004 B, (Sub-Merged Project Area), 6.50%,
                 8/15/34                                                 1,922,582
      5,000,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2005 A, 5.00%, 9/1/34
                 (Ambac)(2)                                              4,633,650
      8,550,000  Kern Community College Safety, Repair and
                 Improvement District GO, (Election of 2002),
                 4.56%, 11/1/30 (FSA)(1)                                 2,299,523
      1,000,000  Laguna Salada Union School District GO, Series
                 2000 C, 6.12%, 8/1/29 (FGIC)(1)                           286,570

Principal Amount                                                             Value

    $ 1,225,000  Lake Elsinore Community Facilities District No.
                 2004-3 Special Tax Rev., Series 2005 A, (Rosetta
                 Canyon Improvement Area No. 1), 5.25%, 9/1/35         $ 1,058,608
      5,000,000  Lake Elsinore Community Facilities District No.
                 2004-3 Special Tax Rev., Series 2006 A, (Rosetta
                 Canyon Improvement Area No. 2), 5.25%, 9/1/37           3,989,550
      1,100,000  Lake Elsinore Community Facilities District No.
                 2005-1 Special Tax Rev., Series 2006 A,
                 (Serenity), 5.35%, 9/1/36                                 893,849
      5,000,000  Lake Elsinore Community Facilities District No.
                 2005-2 Special Tax Rev., Series 2005 A,
                 (Alberhill Ranch Improvement Area A), 5.45%,
                 9/1/36                                                  4,152,200
      2,020,000  Lake Elsinore Community Facilities District No.
                 2006-2 Special Tax Rev., Series 2006 A,
                 (Viscaya), 5.40%, 9/1/36                                1,664,844
      2,500,000  Lake Elsinore School Financing Auth. Special Tax
                 Rev., (Horsethief Canyon), 5.625%, 9/1/16               2,533,700
      2,245,000  Lake Elsinore Unified School District Special Tax
                 Rev., (Community Facilities District No. 2005-1,
                 Improvement Area A), 5.40%, 9/1/35                      1,857,446
      1,310,000  Los Angeles Community Facilities District No. 3
                 Special Tax Rev., (Cascades Business Park and
                 Golf Course), 6.40%, 9/1/22                             1,314,205
      5,000,000  Los Angeles Department of Water & Power Rev.,
                 Series 2006 A1, (Water System), 5.00%, 7/1/36
                 (Ambac)(2)                                              4,745,800
      5,455,000  Manteca Unified School District GO, (Election of
                 2004), 4.92%, 8/1/30 (MBIA)(1)                          1,436,574
      2,100,000  Menifee Union School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.375%, 9/1/36                                          1,770,258
      1,825,000  Milpitas Improvement Bond Act 1915 Special
                 Assessment, Series 1996 A, (Local Improvement
                 District 18), 6.75%, 9/2/16                             1,865,004

------
19

California High-Yield Municipal

Principal Amount                                                             Value

    $ 4,000,000  Moreno Valley Unified School District Special Tax
                 Rev., (Community Facilities District No. 2002-1),
                 6.20%, 9/1/32                                         $ 3,758,560
      4,100,000  Murrieta Community Facilities District No. 2000-1
                 Special Tax Rev., (Greer Ranch), 6.375%, 9/1/30         4,133,948
      1,920,000  Murrieta Community Facilities District No. 2000-2
                 Special Tax Rev., Series 2004 A, (The Oaks
                 Improvement Area), 6.00%, 9/1/34                        1,718,496
        680,000  Murrieta Valley Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 2002-4 - Improvement Area B), 5.45%, 9/1/38               565,937
      1,660,000  North City West School Facilities Financing Auth.
                 Special Tax Rev., Series 2005 B, 5.25%, 9/1/25
                 (Ambac)                                                 1,667,553
      3,500,000  Oceanside Community Development Commission Tax
                 Allocation Rev., (Downtown Redevelopment), 5.70%,
                 9/1/25                                                  3,400,075
      2,950,000  Oceanside Community Facilities District Special
                 Tax Rev., Series 2002 A, (No. 2001-1 Morrow Hills
                 Development), 6.20%, 9/1/32                             2,771,938
      1,000,000  Oceanside Community Facilities District Special
                 Tax Rev., Series 2004 A, (No. 2001-1 Morrow Hills
                 Development), 5.50%, 9/1/29                               866,850
      2,000,000  Orange County Community Facilities District No.
                 1999-1 Special Tax Rev., Series 1999 A, (Ladera
                 Ranch), 6.50%, 8/15/09, Prerefunded at 102% of
                 Par(3)                                                  2,145,240
      2,200,000  Orange County Community Facilities District No.
                 1999-1 Special Tax Rev., Series 1999 A, (Ladera
                 Ranch), 6.70%, 8/15/09, Prerefunded at 102% of
                 Par(3)                                                  2,366,034
      4,590,000  Orange County Community Facilities District No.
                 2000-1 Special Tax Rev., Series 2000 A, (Ladera
                 Ranch), 6.25%, 8/15/08, Prerefunded at 100% of
                 Par(3)                                                  4,669,728

Principal Amount                                                             Value

    $ 2,300,000  Orange County Community Facilities District No.
                 2004-1 Special Tax Rev., Series 2005 A, (Ladera
                 Ranch), 5.20%, 8/15/34                                $ 2,006,727
      3,000,000  Oxnard School District GO, Series 2001 A, 5.75%,
                 8/1/30 (MBIA)                                           3,091,770
      1,150,000  Pacifica COP, (Public Safety Building), 5.80%,
                 11/1/20 (MBIA)                                          1,210,628
     10,000,000  Palmdale Water District COP, 5.00%, 10/1/34
                 (FGIC)(2)                                               9,398,199
      2,525,000  Palomar Pomerado Health Care District COP,
                 (Indian Health Council Inc.), 6.25%, 10/1/29            2,529,621
      5,725,000  Palomar Pomerado Health Care District COP, Series
                 2006 A, VRDN, 8.00%, 3/4/08 (FSA)(2)                    5,725,000
      1,390,000  Perris Community Facilities District No. 3
                 Special Tax Rev., Series 2005 A, (Improvement
                 Area No. 2), 5.30%, 9/1/35                              1,132,836
      3,000,000  Perris Public Financing Auth. Special Tax Rev.,
                 Series 2004 A, 6.125%, 9/1/34                           2,955,540
      1,450,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                    1,233,747
      1,000,000  Perris Union High School District GO, Series 2000
                 A, 6.40%, 9/1/24 (FGIC)(1)                                377,510
      1,000,000  Perris Union High School District GO, Series 2000
                 A, 6.40%, 3/1/25 (FGIC)(1)                                363,520
      2,900,000  Pittsburg Redevelopment Agency Tax Allocation
                 Rev., (Los Medanos Community Development), 6.20%,
                 8/1/25 (Ambac)(1)                                       1,011,143
      2,640,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.20%, 8/1/16 (FGIC)(1)          1,762,411
      1,600,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.28%, 8/1/18 (FGIC)(1)            928,512
      2,925,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.35%, 8/1/21 (FGIC)(1)          1,364,922
      2,100,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.37%, 8/1/22 (FGIC)(1)            916,818

------
20

California High-Yield Municipal

Principal Amount                                                             Value

    $ 3,525,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.39%, 8/1/23 (FGIC)(1)        $ 1,442,148
      1,000,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.40%, 8/1/24 (FGIC)(1)            380,580
      4,835,000  Pleasant Valley School District-Ventura County
                 GO, Series 2002 A, 5.85%, 8/1/31 (MBIA)                 5,059,344
      1,055,000  Pomona Public Financing Auth. Rev., Series 2006
                 AX, (Merged Redevelopment), 5.00%, 2/1/23                 964,048
      1,100,000  Pomona Public Financing Auth. Rev., Series 2006
                 AX, (Merged Redevelopment), 5.00%, 2/1/24                 999,163
      1,155,000  Pomona Public Financing Auth. Rev., Series 2006
                 AX, (Merged Redevelopment), 5.00%, 2/1/25               1,044,051
      3,900,000  Pomona Public Financing Auth. Rev., Series 2006
                 AX, (Merged Redevelopment), 5.00%, 2/1/32               3,296,631
      1,000,000  Poway Unified School District Special Tax Rev.,
                 (Community Facilities District No. 14,
                 Improvement Area A), 5.25%, 9/1/36                        832,570
      2,800,000  Poway Unified School District Special Tax Rev.,
                 (Community Facilities District No. 6-4), 5.125%,
                 9/1/35                                                  2,393,608
      3,000,000  Rancho Cordova Community Facilities District No.
                 2003-1 Special Tax Rev., (Sunridge Anatolia),
                 5.375%, 9/1/37                                          2,457,090
      2,000,000  Rancho Cordova Community Facilities District No.
                 2003-1 Special Tax Rev., (Sunridge Anatolia),
                 5.50%, 9/1/37                                           1,669,700
      7,000,000  Rancho Cordova Community Facilities District No.
                 2004-1 Special Tax Rev., (Sunridge Park Area),
                 6.125%, 9/1/37                                          6,519,030
      1,815,000  Redondo Beach Public Financing Auth. Rev., (South
                 Bay Center Redevelopment), 7.125%, 7/1/08               1,836,453
      1,485,000  Rialto Community Facilities District No. 2006-1
                 Special Tax Rev., (Elm Park), 5.35%, 9/1/36             1,214,611
        280,000  Richmond Joint Powers Financing Auth. Rev.,
                 Series 1995 A, 5.25%, 5/15/13                             280,652

Principal Amount                                                             Value

    $ 1,700,000  Richmond Wastewater Rev., 6.18%, 8/1/23 (FGIC)(1)       $ 745,178
      2,905,000  Richmond Wastewater Rev., 6.20%, 8/1/26 (FGIC)(1)       1,040,832
      2,365,000  Riverside County COP, (County Administrative
                 Center Annex), 5.75%, 11/1/31 (MBIA)                    2,408,232
      2,040,000  Riverside County Improvement Bond Act of 1915
                 Special Assessment, (District No. 168 -
                 Rivercrest), 6.70%, 9/2/26                              2,080,494
      2,000,000  Riverside Unified School District Special Tax
                 Rev., (Community Facilities District No. 13,
                 Improvement Area 1), 5.375%, 9/1/34                     1,655,260
      4,765,000  Riverside Unified School District Special Tax
                 Rev., Series 2000 A, (Community Facilities
                 District No. 7), 7.00%, 9/1/10                          5,315,358
      1,000,000  Riverside Unified School District Special Tax
                 Rev., Series 2005 A, (Community Facilities
                 District No. 15, Improvement Area 2), 5.25%,
                 9/1/30                                                    835,220
      1,000,000  Riverside Unified School District Special Tax
                 Rev., Series 2007 A, (Community Facilities
                 District No. 21, Improvement Area No. 2), 5.375%,
                 9/1/37                                                    819,030
      4,315,000  Rohnert Park Finance Auth. Rev., Series 2001 A,
                 (Las Casitas de Sonoma), 6.40%, 4/15/36                 4,267,406
      5,000,000  Romoland School District Special Tax Rev.,
                 (Community Facilities District No. 1, Improvement
                 Area 1), 5.40%, 9/1/36                                  4,120,900
      2,600,000  Roseville Special Tax Rev., (The Fountains
                 Community Facilities District No. 1, Public
                 Facilities), 6.125%, 9/1/38                             2,341,794
        645,000  Sacramento County Community Facilities District
                 No. 1 Special Tax Rev., (Elliot Ranch), 5.70%,
                 9/1/08                                                    651,321
      1,500,000  Sacramento County Community Facilities District
                 No. 1 Special Tax Rev., (Elliot Ranch), 6.30%,
                 9/1/21                                                  1,504,650
      4,035,000  Sacramento County Community Facilities District
                 No. 2005-2 Special Tax Rev., Series 2007 A,
                 (North Vineyard Station No. 1), 6.00%, 9/1/37           3,657,001

------
21

California High-Yield Municipal

Principal Amount                                                             Value

    $ 4,000,000  Sacramento Municipal Utilities District Electric
                 Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)            $ 3,926,600
      4,000,000  Sacramento Special Tax Rev., (North Natomas
                 Community Facilities), 6.30%, 9/1/26                    3,960,800
      1,975,000  San Buenaventura COP, (Wastewater Revenue),
                 5.00%, 3/1/29 (MBIA)                                    1,915,059
      3,765,000  San Diego County Improvement Bond Act of 1915
                 Special Assessment (Reassessment District No.
                 97-1 - 4-S Ranch), 6.25%, 9/2/12                        3,830,059
      2,000,000  San Francisco Bay Area Toll Bridge Rev., Series
                 2003 C, VRDN, 8.00%, 3/6/08 (Ambac) (SBBPA: Dexia
                 Credit Local, JPMorgan Chase Bank and Bayerische
                 Landesbank)(2)                                          2,000,000
      1,250,000  San Francisco City and County Redevelopment
                 Agency Lease Rev., (George R. Moscone), 7.05%,
                 7/1/13(1)                                               1,008,588
      2,790,000  San Marcos Public Facilities Auth. Special Tax
                 Rev., Series 2004 A, 5.45%, 9/1/24                      2,598,857
      5,000,000  San Marcos Public Facilities Auth. Special Tax
                 Rev., Series 2004 A, 5.00%, 9/1/34 (FGIC)               4,543,400
      3,005,000  Santa Barbara County Rev., 5.50%, 9/1/22 (Ambac)        3,076,519
      5,000,000  Santa Clara County Financing Auth. Rev., Series
                 2007 C, (El Camino Hosptial), VRDN, 9.00%, 3/6/08
                 (Ambac)                                                 5,000,000
      2,875,000  Santa Monica Redevelopment Agency Tax Allocation
                 Rev., Series 2006 A, (Earthquake Recovery
                 Redevelopment), 5.00%, 7/1/28 (FGIC)                    2,728,778
      2,000,000  Saugus Union School District Special Tax Rev.,
                 (Community Facilities District No. 2005-1),
                 5.30%, 9/1/36                                           1,655,780
      7,755,000  Shasta Lake Public Finance Auth. Rev.,
                 (Electrical Enterprise), 6.25%, 4/1/13,
                 Prerefunded at 102% of Par(2)(3)                        8,902,351
      2,160,000  Soledad Improvement Bond Act of 1915 Special
                 Assessment, (Diamond Ridge Assessment District
                 No. 2002-01), 6.75%, 9/2/33                             2,217,737

Principal Amount                                                             Value

      $ 500,000  Southern California Public Power Auth. Rev.,
                 6.75%, 7/1/10 (FSA)                                     $ 543,915
      2,400,000  Southern California Public Power Auth. Rev.,
                 (Transmission), 6.35%, 7/1/14 (MBIA)(1)                 1,848,696
      1,250,000  Southern California Public Power Auth. Rev.,
                 (Transmission), 6.35%, 7/1/15 (MBIA)(1)                   907,900
      4,195,000  Stockton Community Facilities District Special
                 Tax Rev., (Spanos Park West No. 2001-1), 6.375%,
                 9/1/12, Prerefunded at 102% of Par(3)                   4,773,197
      5,000,000  Sunnyvale Special Tax Rev., (Community Facilities
                 District No. 1), 7.75%, 8/1/32                          5,161,650
      2,690,000  Tahoe-Truckee Unified School District GO, Series
                 1999 A, (Improvement District No. 2), 6.19%,
                 8/1/22 (FGIC)(1)                                        1,174,400
      2,220,000  Tahoe-Truckee Unified School District GO, Series
                 1999 A, (Improvement District No. 2), 6.19%,
                 8/1/23 (FGIC)(1)                                          908,246
      2,000,000  Turlock Health Facility COP, Series 2007 B,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/37         1,757,300
      5,000,000  Tustin Community Facilities District No. 06-1
                 Special Tax Rev., Series 2007 A, (Tustin
                 Legace/Columbus Villages), 6.00%, 9/1/36                4,507,850
      1,300,000  Tustin Community Facilities District No. 07-1
                 Special Tax Rev., (Tustin Legace/Retail Center),
                 6.00%, 9/1/37                                           1,170,585
      2,000,000  Tustin Unified School District Special Tax Rev.,
                 (Community Facilities District No. 97-1), 6.375%,
                 9/1/08, Prerefunded at 102% of Par(3)                   2,078,940
      1,500,000  University of California Rev., Series 2003 A,
                 5.00%, 5/15/23 (Ambac)                                  1,490,415
      2,500,000  Val Verde Unified School District Special Tax
                 Rev., 5.40%, 9/1/30                                     2,252,050
      2,600,000  Val Verde Unified School District Special Tax
                 Rev., 5.45%, 9/1/36                                     2,307,500
      2,500,000  West Basin Municipal Water District COP, Series
                 2003 A, 5.00%, 8/1/30 (MBIA)                            2,408,525

------
22

California High-Yield Municipal

Principal Amount                                                             Value

    $ 1,000,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.20%, 9/1/09,
                 Prerefunded at 102% of Par(3)                         $ 1,064,120
      3,235,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.75%, 9/1/09,
                 Prerefunded at 102% of Par(3)                           3,468,405
      1,740,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 20), 5.30%, 9/1/35              1,465,306
      2,080,000  Westlands Water District COP, Series 2005 A,
                 5.00%, 9/1/25 (MBIA)                                    1,984,965
      2,270,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 5.70%, 9/1/24                                     2,098,819
      2,000,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 6.00%, 9/1/31                                     1,829,920
      1,860,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 5.375%, 9/1/32 (RADIAN)                           1,752,641
      3,330,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 5.375%, 9/1/39 (RADIAN)                           3,067,763
      2,895,000  Yuba City Unified School District GO, 6.05%,
                 9/1/24 (FGIC)(1)                                        1,092,891
      1,500,000  Yuba City Unified School District GO, 6.05%,
                 3/1/25 (FGIC)(1)                                          545,280
                                                                      ------------
                                                                       554,153,463
                                                                      ------------

Principal Amount                                                             Value

PUERTO RICO -- 3.2%
    $ 7,800,000  Puerto Rico Electric Power Auth. Rev., Series
                 2007 UU, VRDN, 3.87%, 4/1/08, resets quarterly at
                 67% of the 3-month LIBOR plus 0.70% with no caps      $ 6,064,968
      1,855,000  Puerto Rico GO, Series 2006 A, (Public
                 Improvement), 5.25%, 7/1/30, Prerefunded at 100%
                 of Par(3)                                               2,031,021
      1,145,000  Puerto Rico GO, Series 2006 A, (Public
                 Improvement), 5.25%, 7/1/30                             1,062,549
     10,000,000  Puerto Rico Sales Tax Financing Corp. Rev.,
                 Series 2007 A, VRDN, 3.10%, 5/1/08, resets
                 quarterly at 67% of the 3-month LIBOR plus 0.93%
                 with no caps(2)                                        10,000,000
                                                                      ------------
                                                                        19,158,538
                                                                      ------------
U.S. VIRGIN ISLANDS -- 0.3%
      2,000,000  Virgin Islands Water & Power Auth. Electric
                 System Rev., Series 2007 A, 5.00%, 7/1/31               1,801,340
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 97.5%
(Cost $605,868,659)                                                    575,113,341
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 2.5%                                    14,664,830
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $589,778,171
                                                                      ============

------
23

California High-Yield Municipal

Futures Contracts
                                                 Underlying Face      Unrealized
   Contracts Purchased      Expiration Date      Amount at Value      Gain (Loss)

    743  U.S. Treasury
         2-Year Notes          June 2008           $159,686,953       $1,369,323
                                                   ============      ============

                                                Underlying Face       Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

     189  U.S. Long Bond       June 2008          $22,420,125         $(183,472)
                                                  ============       ============

Notes to Schedule of Investments

Ambac = Ambac Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 29, 2008.

XLCA = XL Capital Ltd.

(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2) Security, or a portion thereof, has been segregated for futures contracts.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2008, was $561,863, which represented 0.1% of total net assets.

See Notes to Financial Statements.

------
24

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2007 to February 29,
2008 (except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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25

                     Beginning
                      Account       Ending         Expenses Paid      Annualized
                       Value     Account Value   During Period(1)      Expense
                      9/1/07        2/29/08      9/1/07 - 2/29/08      Ratio(1)

California Long-Term Tax-Free

ACTUAL

Investor Class        $1,000        $984.90            $2.42            0.49%

A Class               $1,000      $969.70(2)         $3.07(3)           0.74%

B Class               $1,000      $966.60(2)         $6.16(3)           1.49%

C Class               $1,000      $966.70(2)         $6.17(3)           1.49%

HYPOTHETICAL

Investor Class        $1,000       $1,022.43           $2.46            0.49%

A Class               $1,000     $1,021.18(4)        $3.72(4)           0.74%

B Class               $1,000     $1,017.45(4)        $7.47(4)           1.49%

C Class               $1,000     $1,017.45(4)        $7.47(4)           1.49%

California High-Yield Municipal

ACTUAL

Investor Class        $1,000        $960.80            $2.54            0.52%

A Class               $1,000        $959.60            $3.75            0.77%

B Class               $1,000        $956.00            $7.39            1.52%

C Class               $1,000        $956.00            $7.39            1.52%

HYPOTHETICAL

Investor Class        $1,000       $1,022.28           $2.61            0.52%

A Class               $1,000       $1,021.03           $3.87            0.77%

B Class               $1,000       $1,017.30           $7.62            1.52%

C Class               $1,000       $1,017.30           $7.62            1.52%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) Ending account value based on actual return from September 28, 2007
(commencement of sale) through February 29, 2008.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 154, the number of days in the period from September 28, 2007
(commencement of sale) through February 29, 2008, divided by 366, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

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26

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2008 (UNAUDITED)
                                                        California      California
                                                         Long-Term      High-Yield
                                                          Tax-Free       Municipal
ASSETS

Investment securities, at value
(cost of $420,821,998 and
$605,868,659, respectively)                           $413,295,246    $575,113,341

Receivable for investments sold                         10,951,488       5,593,930

Receivable for capital shares sold                              --         132,493

Receivable for variation margin
on futures contracts                                       321,623         353,386

Interest receivable                                      5,910,015      11,454,865
                                                      ------------    ------------
                                                       430,478,372     592,648,015
                                                      ------------    ------------

LIABILITIES

Disbursements in excess of
demand deposit cash                                        331,260       1,396,351

Payable for investments purchased                        4,774,545              --

Payable for capital shares redeemed                             --         647,733

Unrealized depreciation
on swap agreements                                         292,477              --

Accrued management fees                                    170,509         251,013

Distribution fees payable                                       71          23,034

Service fees (and distribution
fees -- A Class) payable                                       212          34,388

Dividends payable                                          417,916         517,325
                                                      ------------    ------------
                                                         5,986,990       2,869,844
                                                      ------------    ------------

NET ASSETS                                            $424,491,382    $589,778,171
                                                      ============    ============
NET ASSETS CONSIST OF:

Capital paid in                                       $430,782,960    $624,249,221

Accumulated undistributed net realized
gain (loss) on investment transactions                     755,537     (4,901,583)

Net unrealized depreciation
on investments                                         (7,047,115)    (29,569,467)
                                                      ------------    ------------
                                                      $424,491,382    $589,778,171
                                                      ============    ============
INVESTOR CLASS
Net assets                                            $423,255,675    $422,822,126
Shares outstanding                                      40,041,132      45,558,120
Net asset value per share                                   $10.57           $9.28

A CLASS
Net assets                                                $912,455    $129,914,767
Shares outstanding                                          86,321      13,998,011
Net asset value per share                                   $10.57           $9.28
Maximum offering price
(net asset value divided by 0.955)                          $11.07           $9.72

B CLASS
Net assets                                                 $24,171      $1,335,820
Shares outstanding                                           2,287         143,932
Net asset value per share                                   $10.57           $9.28

C CLASS
Net assets                                                $299,081     $35,705,458
Shares outstanding                                          28,294       3,847,181
Net asset value per share                                   $10.57           $9.28

See Notes to Financial Statements.

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27

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED)
                                                        California      California
                                                         Long-Term      High-Yield
                                                          Tax-Free       Municipal
INVESTMENT INCOME (LOSS)

Income:

Interest                                              $ 11,200,943    $ 17,387,698
                                                     -------------   -------------
EXPENSES:

Management fees                                          1,076,676       1,651,398

Distribution fees:

 B Class                                                        78           5,331

 C Class                                                       119         151,250

Service fees:

 B Class                                                        26           1,777

 C Class                                                        39          50,417

Distribution and service fees -- A Class                       426         177,489

Trustees' fees and expenses                                 10,310          15,109

Other expenses                                               1,137           3,212
                                                     -------------   -------------
                                                         1,088,811       2,055,983
                                                     -------------   -------------

NET INVESTMENT INCOME (LOSS)                            10,112,132      15,331,715
                                                     -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                (2,587,009)     (5,203,339)

Futures and swaps transactions                           3,288,824       2,752,906
                                                     -------------   -------------
                                                           701,815     (2,450,433)
                                                     -------------   -------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:

Investments                                           (17,949,121)    (38,940,814)

Futures and swaps                                          701,413       1,585,917
                                                     -------------   -------------
                                                      (17,247,708)    (37,354,897)
                                                     -------------   -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)               (16,545,893)    (39,805,330)
                                                     -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                      $ (6,433,761)   $(24,473,615)
                                                     =============   =============

See Notes to Financial Statements.

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28

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED FEBRUARY 29, 2008 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2007
                                          California                    California
                                  Long-Term Tax-Free          High-Yield Municipal
Increase (Decrease)
in
Net Assets                       2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                   $ 10,112,132   $ 20,080,761   $ 15,331,715   $ 27,689,417

Net realized
gain (loss)                   701,815         60,404    (2,450,433)        400,329

Change in net
unrealized
appreciation
(depreciation)           (17,247,708)   (14,427,733)   (37,354,897)   (23,383,877)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                (6,433,761)      5,713,432   (24,473,615)      4,705,869
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income:

 Investor Class          (10,101,015)   (20,079,843)   (11,208,284)   (20,885,775)

 A Class                      (7,499)             --    (3,305,724)    (5,359,920)

 B Class                        (380)             --       (27,776)       (50,395)

 C Class                        (622)             --      (789,931)    (1,393,327)

From net
realized gains:

 Investor Class                    --      (737,478)             --             --
                         ------------   ------------   ------------   ------------

Decrease in net
assets from
distributions            (10,109,516)   (20,817,321)   (15,331,715)   (27,689,417)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in
net assets from
capital share
transactions              (1,023,639)     11,162,447   (28,785,688)    152,328,607
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE)
IN NET ASSETS            (17,566,916)    (3,941,442)   (68,591,018)    129,345,059

NET ASSETS

Beginning of period       442,058,298    445,999,740    658,369,189    529,024,130
                         ------------   ------------   ------------   ------------
End of period            $424,491,382   $442,058,298   $589,778,171   $658,369,189
                         ============   ============   ============   ============
Accumulated net
investment loss                    --       $(2,616)             --             --
                         ============   ============   ============   ============

See Notes to Financial Statements.

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29

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company. California Long-Term Tax-Free
Fund (Long-Term) and California High-Yield Municipal Fund (High-Yield
Municipal) are two funds in a series issued by the trust. Long-Term is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term Tax-Free's investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes. Long-Term Tax-Free invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal's investment objective is to seek high current income that is exempt from federal and
California income taxes. High-Yield Municipal pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Long-Term's A Class, B Class and C Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net

------
30

realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of
Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps.
Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor)
under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.1625% to 0.2800% for Long-Term and from
0.1925% to 0.3100% for High-Yield Municipal. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of Long-Term and High-Yield Municipal for the six months ended February
29, 2008 was 0.49% and 0.52%, respectively.

------
31

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries. Fees incurred under the plans during the six months ended February 29, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century Services, LLC.

Prior to December 12, 2007, the funds had a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended February 29, 2008, were as follows:

                                  Long-Term   High-Yield Municipal

Cost of purchases               $63,923,881           $ 79,162,102

Proceeds from sales             $68,689,117           $110,928,300

------
32

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                     Six months ended                   Year ended
                                 February 29, 2008(1)              August 31, 2007
                               Shares          Amount        Shares         Amount
Long-Term

INVESTOR CLASS

Sold                        1,306,748    $ 14,508,577     4,361,210   $ 49,324,886

Issued in reinvestment
of distributions              627,118       6,902,893     1,272,217     14,387,292

Redeemed                  (2,140,054)    (23,724,737)   (4,653,351)   (52,549,731)
                          -----------   -------------   -----------   ------------
                            (206,188)     (2,313,267)       980,076     11,162,447
                          -----------   -------------   -----------   ------------

A CLASS                                                         N/A

Sold                           85,612         944,999

Issued in reinvestment
of distributions                  709           7,499
                          -----------   -------------   -----------   ------------
                               86,321         952,498
                          -----------   -------------   -----------   ------------
B CLASS                                                         N/A

Sold                            2,252          25,004

Issued in reinvestment
of distributions                   35             380
                          -----------   -------------   -----------   ------------
                                2,287          25,384
                          -----------   -------------   -----------   ------------
C CLASS                                                         N/A

Sold                           28,236         311,124

Issued in reinvestment
of distributions                   58             622
                          -----------   -------------   -----------   ------------
                               28,294         311,746
                          -----------   -------------   -----------   ------------
Net increase (decrease)      (89,286)   $ (1,023,639)       980,076   $ 11,162,447
                          ===========   =============   ===========   ============

High-Yield Municipal

INVESTOR CLASS

Sold                        4,958,466    $ 48,933,783    11,802,861   $120,763,745

Issued in reinvestment
of distributions              862,616       8,436,527     1,492,505     15,250,725

Redeemed                  (7,475,205)    (73,495,100)   (5,709,704)   (58,279,673)
                          -----------   -------------   -----------   ------------
                          (1,654,123)    (16,124,790)     7,585,662     77,734,797
                          -----------   -------------   -----------   ------------
A CLASS

Sold                        3,364,913      33,142,877     9,477,355     96,807,687

Issued in reinvestment
of distributions              220,905       2,161,773       374,179      3,820,481

Redeemed                  (4,465,554)    (43,971,525)   (3,797,742)   (38,634,857)
                          -----------   -------------   -----------   ------------
                            (879,736)     (8,666,875)     6,053,792     61,993,311
                          -----------   -------------   -----------   ------------
B CLASS

Sold                            2,536          24,952        25,417        260,030

Issued in reinvestment
of distributions                1,358          13,279         2,101         21,463

Redeemed                      (6,827)        (67,109)       (3,920)       (39,997)
                          -----------   -------------   -----------   ------------
                              (2,933)        (28,878)        23,598        241,496
                          -----------   -------------   -----------   ------------
C CLASS

Sold                          492,076       4,856,735     1,823,758     18,681,934

Issued in reinvestment
of distributions               34,448         337,111        58,463        596,819

Redeemed                    (933,705)     (9,158,991)     (680,026)    (6,919,750)
                          -----------   -------------   -----------   ------------
                            (407,181)     (3,965,145)     1,202,195     12,359,003
                          -----------   -------------   -----------   ------------
Net increase (decrease)   (2,943,973)   $(28,785,688)    14,865,247   $152,328,607
                          ===========   =============   ===========   ============

(1) September 28, 2007 (commencement of sale) through February 29, 2008 for
Long-Term's A Class, B Class and C Class.

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33

5. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM), have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended
February 29, 2008.

6. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.
High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of February 29, 2008, the components of investments for federal income tax purposes were as follows:

                                                                     High-Yield
                                                     Long-Term        Municipal

Federal tax cost of investments                   $420,821,998     $605,868,659
                                                 =============    =============
Gross tax appreciation of investments             $ 13,201,654     $ 11,449,254

Gross tax depreciation of investments             (20,728,406)     (42,204,572)
                                                 -------------    -------------
Net tax appreciation (depreciation)
of investments                                    $(7,526,752)    $(30,755,318)
                                                 =============    =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of August 31, 2007, Long-Term and High-Yield Municipal had accumulated capital losses of $(226,571) and $(2,851,216), respectively, which represent net capital carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in
2015 for Long-Term. The capital loss carryovers of $(994,256) and $(1,856,960)
expire in 2009 and 2015, respectively, for High-Yield Municipal.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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34

FINANCIAL HIGHLIGHTS
California Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period     $10.98     $11.36     $11.78     $11.69     $11.43    $11.75
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net
 Investment
 Income (Loss)            0.25       0.51       0.51       0.52       0.51      0.53

 Net Realized
 and Unrealized
 Gain (Loss)            (0.41)     (0.36)     (0.19)       0.09       0.26    (0.32)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.16)       0.15       0.32       0.61       0.77      0.21
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.25)     (0.51)     (0.51)     (0.52)     (0.51)    (0.53)

 From Net
 Realized Gains             --     (0.02)     (0.23)         --      --(2)        --
                      --------   --------   --------   --------   --------  --------
Total Distributions     (0.25)     (0.53)     (0.74)     (0.52)     (0.51)    (0.53)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period           $10.57     $10.98     $11.36     $11.78     $11.69    $11.43
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)        (1.51)%      1.24%      2.89%      5.38%      6.83%     1.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.49%(4)      0.49%      0.49%      0.49%      0.50%     0.51%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            4.57%(4)      4.48%      4.46%      4.40%      4.39%     4.54%

Portfolio Turnover
Rate                       15%        18%        33%        36%        19%       23%

Net Assets,
End of Period (in
thousands)            $423,256   $442,058   $446,000   $475,954   $468,891  $497,165

(1) Six months ended February 29, 2008 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

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35

California Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Period Indicated
                                                                          2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                       $11.10
                                                                         --------
Income From Investment Operations

 Net Investment Income (Loss)                                                0.20

 Net Realized and Unrealized Gain (Loss)                                   (0.53)
                                                                         --------
 Total From Investment Operations                                          (0.33)
                                                                         --------
Distributions

 From Net Investment Income                                                (0.20)
                                                                         --------
Net Asset Value, End of Period                                             $10.57
                                                                         ========

TOTAL RETURN(2)                                                           (3.03)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                        0.74%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets              4.40%(3)

Portfolio Turnover Rate                                                    15%(4)

Net Assets, End of Period (in thousands)                                     $912

(1) September 28, 2007 (commencement of sale) through February 29, 2008
(unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the six months ended February 29, 2008.

See Notes to Financial Statements.

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36

California Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Period Indicated
                                                                          2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                       $11.10
                                                                         --------
Income From Investment Operations

 Net Investment Income (Loss)                                                0.17

 Net Realized and Unrealized Gain (Loss)                                   (0.53)
                                                                         --------
 Total From Investment Operations                                          (0.36)
                                                                         --------
Distributions

 From Net Investment Income                                                (0.17)
                                                                         --------
Net Asset Value, End of Period                                             $10.57
                                                                         ========

TOTAL RETURN(2)                                                           (3.34)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                        1.49%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets              3.64%(3)

Portfolio Turnover Rate                                                    15%(4)

Net Assets, End of Period (in thousands)                                      $24

(1) September 28, 2007 (commencement of sale) through February 29, 2008
(unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the six months ended February 29, 2008.

See Notes to Financial Statements.

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37

California Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Period Indicated
                                                                          2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                       $11.10
                                                                         --------
Income From Investment Operations

 Net Investment Income (Loss)                                                0.18

 Net Realized and Unrealized Gain (Loss)                                   (0.54)
                                                                         --------
 Total From Investment Operations                                          (0.36)
                                                                         --------
Distributions

 From Net Investment Income                                                (0.17)
                                                                         --------
Net Asset Value, End of Period                                             $10.57
                                                                         ========

TOTAL RETURN(2)                                                           (3.33)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                        1.49%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets              3.93%(3)

Portfolio Turnover Rate                                                    15%(4)

Net Assets, End of Period (in thousands)                                     $299

(1) September 28, 2007 (commencement of sale) through February 29, 2008
(unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the six months ended February 29, 2008.

See Notes to Financial Statements.

------
38

California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                       2008(1)       2007       2006       2005       2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $9.90     $10.25     $10.36      $9.93      $9.65     $9.84
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)            0.24       0.48       0.49       0.51       0.52      0.52

 Net Realized
 and Unrealized
 Gain (Loss)            (0.62)     (0.35)     (0.11)       0.43       0.28    (0.19)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.38)       0.13       0.38       0.94       0.80      0.33
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.24)     (0.48)     (0.49)     (0.51)     (0.52)    (0.52)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period            $9.28      $9.90     $10.25     $10.36      $9.93     $9.65
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(2)        (3.92)%      1.22%      3.80%      9.65%      8.48%     3.35%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.52%(3)      0.52%      0.52%      0.52%      0.53%     0.54%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            4.92%(3)      4.70%      4.80%      4.99%      5.30%     5.24%

Portfolio Turnover
Rate                       13%        17%        25%        13%        19%       30%

Net Assets,
End of Period (in
thousands)            $422,822   $467,477   $406,063   $377,534   $332,434  $334,032

(1) Six months ended February 29, 2008 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

See Notes to Financial Statements.

------
39

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                       2008(1)       2007       2006       2005       2004   2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $9.90     $10.25     $10.36      $9.93      $9.65     $9.79
                      --------   --------   --------   --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)            0.23       0.46       0.46       0.48       0.50      0.29

 Net Realized
 and Unrealized
 Gain (Loss)            (0.62)     (0.35)     (0.11)       0.43       0.28    (0.14)
                      --------   --------   --------   --------   --------  --------
 Total From
 Investment
 Operations             (0.39)       0.11       0.35       0.91       0.78      0.15
                      --------   --------   --------   --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.23)     (0.46)     (0.46)     (0.48)     (0.50)    (0.29)
                      --------   --------   --------   --------   --------  --------
Net Asset Value,
End of Period            $9.28      $9.90     $10.25     $10.36      $9.93     $9.65
                      ========   ========   ========   ========   ========  ========

TOTAL RETURN(3)        (4.04)%      0.97%      3.54%      9.38%      8.21%     1.48%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average
Net Assets            0.77%(4)      0.77%      0.77%      0.77%      0.78%  0.78%(4)

Ratio of Net
Investment Income
(Loss)
to Average
Net Assets            4.67%(4)      4.45%      4.55%      4.74%      5.05%  5.04%(4)

Portfolio Turnover
Rate                       13%        17%        25%        13%        19%    30%(5)

Net Assets,
End of Period (in
thousands)            $129,915   $147,314    $90,421    $39,608    $11,499    $1,286

(1) Six months ended February 29, 2008 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
40

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                       2008(1)       2007        2006        2005       2004    2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $9.90     $10.25      $10.36       $9.93      $9.65      $9.79
                      --------   --------    --------    --------   --------   --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)            0.19       0.38        0.39        0.40       0.42       0.25

 Net Realized
 and Unrealized
 Gain (Loss)            (0.62)     (0.35)      (0.11)        0.43       0.28     (0.14)
                      --------   --------    --------    --------   --------   --------
 Total From
 Investment
 Operations             (0.43)       0.03        0.28        0.83       0.70       0.11
                      --------   --------    --------    --------   --------   --------
Distributions

 From Net
 Investment
 Income                 (0.19)     (0.38)      (0.39)      (0.40)     (0.42)     (0.25)
                      --------   --------    --------    --------   --------   --------
Net Asset Value,
End of Period            $9.28      $9.90      $10.25      $10.36      $9.93      $9.65
                      ========   ========    ========    ========   ========   ========

TOTAL RETURN(3)        (4.40)%      0.22%       2.77%       8.57%      7.40%      1.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.52%(4)      1.52%       1.52%       1.52%      1.53%   1.53%(4)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            3.92%(4)      3.70%       3.80%       3.99%      4.30%   4.43%(4)

Portfolio Turnover
Rate                       13%        17%         25%         13%        19%     30%(5)

Net Assets,
End of Period
(in thousands)          $1,336     $1,454      $1,263      $1,158       $866       $352

(1) Six months ended February 29, 2008 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
41

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
                       2008(1)       2007        2006        2005       2004   2003(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $9.90     $10.25      $10.36       $9.93      $9.65     $9.79
                      --------   --------    --------    --------   --------  --------
Income From
Investment
Operations

 Net Investment
 Income (Loss)            0.19       0.38        0.39        0.40       0.43      0.26

 Net Realized
 and Unrealized
 Gain (Loss)            (0.62)     (0.35)      (0.11)        0.43       0.28    (0.14)
                      --------   --------    --------    --------   --------  --------
 Total From
 Investment
 Operations             (0.43)       0.03        0.28        0.83       0.71      0.12
                      --------   --------    --------    --------   --------  --------
Distributions

 From Net
 Investment
 Income                 (0.19)     (0.38)      (0.39)      (0.40)     (0.43)    (0.26)
                      --------   --------    --------    --------   --------  --------
Net Asset Value,
End of Period            $9.28      $9.90      $10.25      $10.36      $9.93     $9.65
                      ========   ========    ========    ========   ========  ========

TOTAL RETURN(3)        (4.40)%      0.22%       2.76%       8.56%      7.49%     1.22%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.52%(4)      1.52%       1.52%       1.52%      1.48%  1.28%(4)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            3.92%(4)      3.70%       3.80%       3.99%      4.35%  4.59%(4)

Portfolio Turnover
Rate                       13%        17%         25%         13%        19%    30%(5)

Net Assets,
End of Period
(in thousands)         $35,705    $42,125     $31,276     $17,499     $7,416    $2,681

(1) Six months ended February 29, 2008 (unaudited).

(2) January 31, 2003 (commencement of sale) through August 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2003.

See Notes to Financial Statements.

------
42

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
43

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment-grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar- denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

------
44

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . .        1-800-345-2021 or
                                                              816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . .        1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED                  1-800-345-3533
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . .

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . .        1-800-634-4113 or
                                                              816-444-3485

AMERICAN CENTURY CALIFORNIA TAX-FREE AND
MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0804
CL-SAN-59558N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       Based on their evaluation of the registrant's  disclosure controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act  of  1940)  as of  April  21,  2008,  the  registrant's  principal executive officer and principal  financial officer concluded that such disclosure controls and procedures were effective.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have  materially  affected,  or are reasonably likely to materially affect, the registrant's  internal control over financial reporting.

          However,  in April 2008 management  discovered a material  weakness in internal  controls  relating  to the  pricing  of a  specific  type of investment grade municipal security held by the California  High-Yield
          Municipal Fund. This weakness resulted in an immaterial  overstatement of the fund's net asset value per share.

          Upon discovery of this issue,  the  registrant's  principal  executive officer and  principal  financial  officer  re-evaluated  the existing disclosure  controls and  procedures  and concluded that they were not fully effective.  Accordingly,  in April 2008, management made changes that  materially  affected,  or were  reasonably  likely to materially affect,  the registrant's  internal control over financial  reporting.
          Specifically,  management  enhanced the  effectiveness of its controls and  procedures  relating  to pricing to address  the issue  discussed above.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the  Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:       /s/   Jonathan S. Thomas
         -----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    April 29, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:       /s/   Jonathan S. Thomas
         -----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    April 29, 2008

By:       /s/   Robert J. Leach
         -----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    April 29, 2008